UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Opportunity Fund	3
Davis Government Bond Fund	5
Davis Financial Fund	7
Davis Appreciation & Income Fund	9
Davis Real Estate Fund	11

Fund Overview:
Davis Opportunity Fund	13
Davis Government Bond Fund	14
Davis Government Money Market Fund	15
Davis Financial Fund	16
Davis Appreciation & Income Fund	17
Davis Real Estate Fund	18

Expense Example	19

Schedule of Investments:
Davis Opportunity Fund	22
Davis Government Bond Fund	26
Davis Government Money Market Fund	29
Davis Financial Fund	31
Davis Appreciation & Income Fund	34
Davis Real Estate Fund	38

Statements of Assets and Liabilities	41

Statements of Operations	43

Statements of Changes in Net Assets	44

Notes to Financial Statements	46

Financial Highlights	59

Director Approval of Advisory Agreements	67

Fund Information	71

Privacy Notice and Householding	72

Directors and Officers	73

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 1, 2012

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a total return on net asset value of 4.63% for the six-month period ended June 30, 2012. Over the same time period, the Russell 3000® Index (“Index”) returned 9.32%. The sectors1 within the Index that turned in the strongest performance over the six-month period were telecommunication services, financials, and health care. The sectors within the Index that turned in the weakest performance over the six-month period were energy, utilities, and materials with energy being the only sector to turn in a negative performance.

Factors Impacting the Fund’s Performance

Information technology companies were the most important detractor2 from the Fund’s performance relative to the Index. The Fund’s information technology companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting compared to the Index. Google3, Hewlett-Packard, and Nokia were among the most important detractors from performance. Microsoft and Youku were among the most important contributors to performance.

Financial companies were also an important detractor from the Fund’s relative performance. The Fund’s financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. CETIP and Oaktree were among the most important detractors from performance. Wells Fargo and Berkshire Hathaway were among the most important contributors to performance.

Industrial companies were another important detractor from the Fund’s relative performance. The Fund’s industrial companies under-performed the corresponding sector within the Index and performance was also reduced by a higher relative average weighting in this sector. Nielsen Holdings and Expeditors International were among the most important detractors from performance.

Other important contributors to the Fund’s performance included Walt Disney, Sherwin-Williams, Coca-Cola, and Sigma-Aldrich. Groupon was the single most important detractor from the Fund’s performance. The Fund no longer owns Sherwin-Williams.

The Fund had approximately 10% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, manager risk, common stock risk, under $10 billion market capitalization risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk.  See the prospectus for a full description of each risk.

1     The companies included in the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(2.49)%	(3.07)%	5.45%	9.27%	12/01/94	1.03%	1.03%
Class A - with sales charge	(7.11)%	(4.01)%	4.94%	8.96%	12/01/94	1.03%	1.03%
Class B†, **	(7.25)%	(4.31)%	4.84%	10.56%	05/01/84	2.02%	2.02%
Class C**	(4.24)%	(3.83)%	4.63%	4.19%	08/15/97	1.83%	1.83%
Class Y	(2.26)%	(2.78)%	5.78%	4.95%	09/18/97	0.80%	0.80%
Russell 3000® Index***	3.84%	0.39%	5.81%	8.62%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Davis Opportunity Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund’s Class A shares returned 0.29% on net asset value for the six-month period ended June 30, 2012. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index (“Index”) returned 0.15%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund’s Performance

Mortgage-backed securities out-performed both treasuries and agencies over the six-month period ended June 30, 2012. The Fund benefited1 by being more heavily invested in mortgage-backed securities than the Index.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: variable current income risk, interest rate sensitivity risk, extension and prepayment risk, changes in debt rating risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     A contribution to or detraction from the Fund’s performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S. Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	1.28%	3.19%	2.68%	4.10%	12/01/94	0.67%	0.67%
Class A - with sales charge	(3.54)%	2.21%	2.18%	3.81%	12/01/94	0.67%	0.67%
Class B†, **	(3.81)%	1.89%	2.16%	5.27%	05/01/84	1.62%	1.62%
Class C**	(0.59)%	2.36%	1.90%	2.72%	08/19/97	1.56%	1.56%
Class Y	1.46%	3.27%	2.84%	3.43%	09/01/98	0.44%	0.44%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	0.82%	3.35%	3.12%	4.70%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.  Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund’s Class A shares delivered a total return on net asset value of 9.98% for the six-month period ended June 30, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%.

Factors Impacting the Fund’s Performance

The Fund’s financial sector holdings under-performed the corresponding sector1 within the Index. The Fund had a limited amount of assets invested in other sectors. Those non-financial holdings detracted2 from the Fund’s overall performance.

Insurance companies were the largest contributor to the Fund’s performance. The Fund’s insurance companies out-performed the corresponding industry group within the Index. Transatlantic Holdings3, Everest, Alleghany, and Loews were among the most important contributors to performance. Transatlantic Holdings was acquired by Alleghany in March.

Diversified financial companies were the second largest contributor to the Fund’s performance. The Fund’s diversified financial companies under-performed the corresponding industry group within the Index. American Express, Brookfield Asset Management, Visa, and Bank of New York Mellon were among the most important contributors to performance. Oaktree, Julius Baer Group, and First Marblehead were among the most important detractors from performance.

Banking companies were the third largest contributor to the Fund’s performance. The Fund’s banking companies out-performed the corresponding industry group within the Index. Wells Fargo and State Bank of India were among the most important contributors to performance.

Canadian Natural Resources was the single most important detractor from the Fund’s performance over the six-month period. Sino-Forest and Google were also among the most important detractors from the Fund’s performance.

The Fund had approximately 20% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(1.53)%	(4.42)%	4.03%	11.11%	05/01/91	0.93%	0.93%
Class A - with sales charge	(6.21)%	(5.35)%	3.52%	10.86%	05/01/91	0.93%	0.93%
Class B†, **	(6.19)%	(5.72)%	3.36%	9.41%	12/27/94	2.12%	2.12%
Class C**	(3.29)%	(5.27)%	3.12%	3.83%	08/12/97	1.85%	1.85%
Class Y	(1.33)%	(4.31)%	4.18%	5.86%	03/10/97	0.74%	0.74%
S&P 500® Index***	5.45%	0.22%	5.33%	8.41%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

In 2009, Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund, adding approximately 1% to the Fund’s total return in 2009.  This was a one-time event that is unlikely to be repeated.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund’s Class A shares delivered a total return on net asset value of 5.38% for the six-month period ended June 30, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%. Common stocks strongly out-performed fixed income investments and this accounted for the majority of the Fund’s under-performance versus the Index. The sectors1 within the Index that turned in the strongest performance over the six-month period were telecommunication services, financials, and information technology. The sectors within the Index that turned in the weakest performance over the six-month period were energy, utilities, and materials with energy being the only sector to turn in a negative performance.

Factors Impacting the Fund’s Performance

The Fund’s common and preferred stock holdings were the most important contributor2 to the Fund’s performance although, on balance, they lagged behind the Index. Financial and industrial companies were the two most important contributors to the Fund’s performance. The Fund’s financial and industrial companies both out-performed the corresponding sectors within the Index. The Fund’s common stock holdings in Bank of America3, American Express, Masco, and Quanta Services were among the most important contributors to performance. The Fund’s common stock holding in Waste Connections was among the most important detractors from performance.

Among the Fund’s common and preferred stock holdings, material and energy companies were the two most important detractors from the Fund’s performance. The Fund’s materials and energy companies both under-performed the corresponding sectors within the Index. The Fund’s common stock holdings in Molycorp, Allegheny Technologies, United States Steel, Nabors, and Devon Energy were among the most important detractors from performance.

The Fund’s convertible and corporate bond holdings contributed to the Fund’s performance, but under-performed the Index. Among the most important contributors to performance were convertible bond holdings in Forest City Enterprises and United Rentals. Among the most important detractors from performance were convertible bond holdings in Allegheny Technologies, Tyson Foods, and United States Steel.

Other important contributors to the Fund’s performance included common stock holdings in News Corp. and Whole Foods Market. Another important detractor from performance included the Fund’s common stock holding in Kohl’s.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, manager risk, common stock risk, convertible securities risk, under $10 billion market capitalization risk, foreign country risk, headline risk, fees and expenses risk, extension and prepayment risk, credit risk, interest rate sensitivity risk, changes in debt rating risk, variable current income risk, overburdened issuers risk, priority risk, and difficult to resell risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(7.22)%	(0.36)%	5.89%	8.08%	05/01/92	0.95%	0.95%
Class A - with sales charge	(11.63)%	(1.32)%	5.37%	7.82%	05/01/92	0.95%	0.95%
Class B†, **	(11.76)%	(1.61)%	5.23%	7.52%	02/03/95	1.88%	1.88%
Class C**	(8.88)%	(1.15)%	5.00%	3.80%	08/12/97	1.75%	1.75%
Class Y	(7.07)%	(0.12)%	6.14%	6.36%	11/13/96	0.75%	0.75%
S&P 500® Index***	5.45%	0.22%	5.33%	8.24%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund’s Class A shares delivered a total return on net asset value of 14.15% for the six-month period ended June 30, 2012. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 14.85%. Every sub-industry1 within the Index, except hotels, resorts & cruise lines, delivered positive returns. Retail REITs and industrial REITs turned in the strongest performances while hotels, resorts & cruise lines and residential REITs turned in the weakest performances.

Factors Impacting the Fund’s Performance

The Fund had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Fund’s performance. The Fund’s office REITs out-performed the corresponding sub-industry within the Index and also benefited from a higher relative average weighting compared to the Index. Coresite Realty3, Brandywine Realty, Alexandria Real Estate, and Digital Realty were among the most important contributors to performance. DuPont Fabros Technology was among the weakest performers, turning in a small positive performance.

Retail REITs were the second most important contributor to the Fund’s performance. The Fund’s retail REITs performed in-line with the corresponding sub-industry within the Index, but a lower relative average weighting in this strongly performing sub-industry detracted from performance relative to the Index. Simon Property Group and Macerich were among the most important contributors to performance. Taubman Centers was among the weakest performers, turning in a small positive performance.

Other important contributors to the Fund’s performance were EastGroup Properties and DCT Industrial Trust. HCP and Entertainment Properties Trust were the only holdings which detracted from the Fund’s performance. The Fund’s bond holdings contributed to the Fund’s performance lagging the Index. The Fund no longer owns HCP.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1     The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	13.72%	(1.20)%	8.92%	10.15%	01/03/94	0.99%	0.99%
Class A - with sales charge	8.32%	(2.16)%	8.39%	9.86%	01/03/94	0.99%	0.99%
Class B†, **	8.38%	(2.51)%	8.31%	9.90%	12/27/94	2.15%	2.15%
Class C**	11.74%	(1.99)%	8.09%	6.93%	08/13/97	1.88%	1.88%
Class Y	13.97%	(0.88)%	9.31%	9.40%	11/08/96	0.78%	0.78%
S&P 500® Index***	5.45%	0.22%	5.33%	8.03%
Wilshire U.S. Real Estate Securities Index***	12.56%	1.85%	10.32%	10.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Stock Holdings)
			Fund	Russell 3000®
Common Stock (U.S.)	87.14%	Information Technology	21.98%	19.04%
Common Stock (Foreign)	10.16%	Insurance	10.01%	3.69%
Stock Warrants	0.59%	Diversified Financials	7.00%	5.16%
Short-Term Investments	1.96%	Food & Staples Retailing	6.66%	2.08%
Other Assets & Liabilities	0.15%	Health Care	6.47%	12.00%
	100.00%	Capital Goods	6.33%	8.22%
		Food, Beverage & Tobacco	5.83%	5.59%
		Media	5.52%	3.36%
		Banks	5.47%	3.38%
		Retailing	5.28%	4.20%
		Transportation	4.84%	1.94%
		Energy	4.59%	9.86%
		Other	4.09%	16.59%
		Materials	3.51%	3.94%
		Commercial & Professional Services	2.42%	0.95%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

Google Inc., Class A	Software & Services	6.80%
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	4.80%
Walt Disney Co.	Media	4.45%
Oaktree Capital Group LLC, Class A	Capital Markets	3.75%
Coca-Cola Co.	Food, Beverage & Tobacco	3.30%
Wells Fargo & Co.	Commercial Banks	3.30%
Microsoft Corp.	Software & Services	2.75%
Sigma-Aldrich Corp.	Materials	2.67%
Netflix Inc.	Retailing	2.52%
PACCAR Inc.	Capital Goods	2.48%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Fixed Income)

Fixed Income	97.32%	Collateralized Mortgage Obligations	71.19%
Short-Term Investments	2.56%	Fannie Mae Mortgage Pools	23.25%
Other Assets & Liabilities	0.12%	Freddie Mac Mortgage Pools	2.66%
	100.00%	Ginnie Mae Mortgage Pools	2.45%
		Government Agency Notes	0.26%
		Other Agencies	0.19%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/12 Net Assets)

Freddie Mac, 4.00%, 12/15/40	Collateralized Mortgage Obligations	3.31%
Fannie Mae, 3.50%, 12/25/31	Collateralized Mortgage Obligations	3.30%
Ginnie Mae, 3.421%, 11/16/35	Collateralized Mortgage Obligations	3.29%
Fannie Mae, 4.00%, 04/25/19	Collateralized Mortgage Obligations	3.28%
Freddie Mac, 3.00%, 03/15/26	Collateralized Mortgage Obligations	3.10%
Ginnie Mae, 3.536%, 09/16/35	Collateralized Mortgage Obligations	3.00%
Freddie Mac, 4.50%, 02/15/19	Collateralized Mortgage Obligations	2.92%
Fannie Mae, 2.387%, 09/01/35, Pool No. AL0510	Fannie Mae Mortgage Pools	2.89%
Freddie Mac, 4.00%, 01/15/38	Collateralized Mortgage Obligations	2.87%
Freddie Mac, 4.00%, 03/15/37	Collateralized Mortgage Obligations	2.81%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Portfolio Holdings)

Repurchase Agreements	34.28%	0-30 Days	68.45%
Federal Home Loan Bank	25.00%	31-90 Days	5.51%
Fannie Mae	9.50%	91-180 Days	13.69%
Federal Farm Credit Bank	8.51%	181-397 Days	12.35%
Freddie Mac	7.44%		100.00%
FDIC Structured Sale Guaranteed Notes	4.35%
Other Agencies	1.10%
Private Export Funding	0.55%
Other Assets & Liabilities	9.27%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	74.54%	Diversified Financials	44.82%	5.64%
Common Stock (Foreign)	19.60%	Insurance	26.83%	3.56%
Short-Term Investments	5.95%	Banks	18.20%	3.01%
Other Assets & Liabilities	(0.09)%	Energy	3.21%	10.79%
	100.00%	Food & Staples Retailing	3.13%	2.41%
		Information Technology	2.11%	19.80%
		Retailing	1.70%	3.97%
		Materials	–	3.41%
		Health Care	–	11.98%
		Capital Goods	–	8.04%
		Other	–	27.39%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

American Express Co.	Consumer Finance	11.24%
Wells Fargo & Co.	Commercial Banks	9.10%
Oaktree Capital Group LLC, Class A	Capital Markets	6.78%
Markel Corp.	Property & Casualty Insurance	5.93%
Loews Corp.	Multi-line Insurance	5.80%
Bank of New York Mellon Corp.	Capital Markets	5.23%
State Bank of India Ltd., GDR	Commercial Banks	5.17%
Alleghany Corp.	Reinsurance	5.11%
Julius Baer Group Ltd.	Capital Markets	4.74%
Brookfield Asset Management Inc., Class A	Capital Markets	4.50%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	55.59%	Materials	14.89%	3.41%
Common Stock (Foreign)	2.80%	Capital Goods	11.34%	8.04%
Convertible Bonds	30.07%	Energy	10.69%	10.79%
Convertible Preferred Stock	9.10%	Real Estate	10.15%	2.20%
Corporate Bonds	2.39%	Information Technology	9.13%	19.80%
Other Assets & Liabilities	0.05%	Diversified Financials	8.84%	5.64%
	100.00%	Health Care	6.43%	11.98%
		Retailing	6.13%	3.97%
		Food, Beverage & Tobacco	5.42%	6.60%
		Utilities	4.22%	3.73%
		Media	2.89%	3.40%
		Consumer Services	2.85%	2.00%
		Commercial & Professional Services	2.74%	0.51%
		Food & Staples Retailing	2.72%	2.41%
		Other	1.56%	15.52%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	4.87%
Kohl’s Corp.	Retailing	4.51%
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	Semiconductors & Semiconductor Equipment	4.44%
Quanta Services, Inc.	Capital Goods	4.27%
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	Real Estate	3.62%
Transocean Ltd.	Energy	3.52%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	3.35%
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	Diversified Financial Services	3.27%
Devon Energy Corp.	Energy	3.16%
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	Materials	3.12%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	80.69%	Office REITs	31.71%	15.21%
Preferred Stock	9.30%	Retail REITs	20.07%	25.65%
Convertible Bonds	3.90%	Specialized REITs	18.22%	26.83%
Short-Term Investments	6.02%	Residential REITs	15.74%	18.42%
Other Assets & Liabilities	0.09%	Industrial REITs	7.14%	4.93%
	100.00%	Real Estate Operating Companies	3.89%	1.57%
		Diversified REITs	3.23%	7.02%
		Hotels, Resorts & Cruise Lines	–	0.37%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.27%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	Office REITs	4.74%
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29	Office REITs	3.39%
Digital Realty Trust, Inc.	Office REITs	3.22%
Boston Properties, Inc.	Office REITs	3.19%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.14%
Vornado Realty Trust	Diversified REITs	3.03%
American Campus Communities, Inc.	Residential REITs	3.02%
Weyerhaeuser Co.	Specialized REITs	2.81%
AvalonBay Communities, Inc.	Residential REITs	2.76%

DAVIS SERIES, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/12)	(06/30/12)	(01/01/12-06/30/12)

Davis Opportunity Fund
Class A (annualized expense ratio 1.03%**)
Actual	$1,000.00	$1,046.31	$5.24
Hypothetical	$1,000.00	$1,019.74	$5.17
Class B (annualized expense ratio 2.02%**)
Actual	$1,000.00	$1,041.36	$10.25
Hypothetical	$1,000.00	$1,014.82	$10.12
Class C (annualized expense ratio 1.83%**)
Actual	$1,000.00	$1,041.93	$9.29
Hypothetical	$1,000.00	$1,015.76	$9.17
Class Y (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,047.32	$4.07
Hypothetical	$1,000.00	$1,020.89	$4.02

Davis Government Bond Fund
Class A (annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,002.90	$3.34
Hypothetical	$1,000.00	$1,021.53	$3.37
Class B (annualized expense ratio 1.62%**)
Actual	$1,000.00	$997.98	$8.05
Hypothetical	$1,000.00	$1,016.81	$8.12
Class C (annualized expense ratio 1.56%**)
Actual	$1,000.00	$998.49	$7.75
Hypothetical	$1,000.00	$1,017.11	$7.82
Class Y (annualized expense ratio 0.44%**)
Actual	$1,000.00	$1,003.98	$2.19
Hypothetical	$1,000.00	$1,022.68	$2.21

Davis Government Money Market Fund
Class A, B, C, & Y (annualized expense ratio 0.10%**)
Actual	$1,000.00	$1,000.40	$0.50
Hypothetical	$1,000.00	$1,024.37	$0.50

Davis Financial Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,099.76	$4.86
Hypothetical	$1,000.00	$1,020.24	$4.67
Class B (annualized expense ratio 2.12%**)
Actual	$1,000.00	$1,093.97	$11.04
Hypothetical	$1,000.00	$1,014.32	$10.62
Class C (annualized expense ratio 1.85%**)
Actual	$1,000.00	$1,094.97	$9.64
Hypothetical	$1,000.00	$1,015.66	$9.27
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$1,100.74	$3.87
Hypothetical	$1,000.00	$1,021.18	$3.72

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/12)	(06/30/12)	(01/01/12-06/30/12)

Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,053.78	$4.85
Hypothetical	$1,000.00	$1,020.14	$4.77
Class B (annualized expense ratio 1.88%**)
Actual	$1,000.00	$1,048.79	$9.58
Hypothetical	$1,000.00	$1,015.51	$9.42
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,049.48	$8.92
Hypothetical	$1,000.00	$1,016.16	$8.77
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,054.77	$3.83
Hypothetical	$1,000.00	$1,021.13	$3.77

Davis Real Estate Fund
Class A (annualized expense ratio 0.99%**)
Actual	$1,000.00	$1,141.51	$5.27
Hypothetical	$1,000.00	$1,019.94	$4.97
Class B (annualized expense ratio 2.15%**)
Actual	$1,000.00	$1,135.48	$11.42
Hypothetical	$1,000.00	$1,014.17	$10.77
Class C (annualized expense ratio 1.88%**)
Actual	$1,000.00	$1,136.92	$9.99
Hypothetical	$1,000.00	$1,015.51	$9.42
Class Y (annualized expense ratio 0.78%**)
Actual	$1,000.00	$1,142.80	$4.16
Hypothetical	$1,000.00	$1,020.98	$3.92

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.30%)
CONSUMER DISCRETIONARY – (12.47%)
Consumer Durables & Apparel – (1.90%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	82,040	$4,504,796
Hunter Douglas NV (Netherlands)	89,611	3,499,797
		8,004,593
Media – (5.40%)
News Corp., Class A	179,020	3,989,461
Walt Disney Co.	386,790	18,759,315
		22,748,776
Retailing – (5.17%)
Groupon, Inc. *	629,220	6,679,170
Netflix Inc. *	154,770	10,600,971
Tiffany & Co.	59,700	3,161,115
Vipshop Holdings Ltd., ADS (China)*	220,140	1,342,854
		21,784,110
	Total Consumer Discretionary	52,537,479
CONSUMER STAPLES – (13.54%)
Food & Staples Retailing – (6.52%)
Brazil Pharma S.A. (Brazil)	700,000	3,746,577
CVS Caremark Corp.	192,780	9,008,610
Sysco Corp.	269,720	8,040,353
Wal-Mart Stores, Inc.	95,370	6,649,196
		27,444,736
Food, Beverage & Tobacco – (5.70%)
Coca-Cola Co.	177,980	13,916,256
Diageo PLC (United Kingdom)	90,000	2,319,749
Heineken Holding NV (Netherlands)	20,565	921,125
Kellogg Co.	85,500	4,217,715
Philip Morris International Inc.	30,450	2,657,067
		24,031,912
Household & Personal Products – (1.32%)
Procter & Gamble Co.	90,800	5,561,500
	Total Consumer Staples	57,038,148
ENERGY – (4.49%)
Exxon Mobil Corp.	96,180	8,230,123
Noble Energy, Inc.	17,400	1,475,868
Plains Exploration & Production Co. *	40,400	1,421,272
Schlumberger Ltd.	119,820	7,777,516
	Total Energy	18,904,779
FINANCIALS – (21.42%)
Banks – (4.76%)
Commercial Banks – (4.76%)
U.S. Bancorp	191,180	6,148,349
Wells Fargo & Co.	416,130	13,915,387
		20,063,736
Diversified Financials – (6.86%)
Capital Markets – (5.66%)
CETIP S.A. - Mercados Organizados (Brazil)	255,000	3,186,707

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	374,410	$4,841,121
Oaktree Capital Group LLC, Class A (a)	452,677	15,802,954
		23,830,782
Diversified Financial Services – (1.20%)
JPMorgan Chase & Co.	141,270	5,047,577
		28,878,359
Insurance – (9.80%)
Multi-line Insurance – (0.77%)
Loews Corp.	79,840	3,266,254
Property & Casualty Insurance – (7.72%)
Berkshire Hathaway Inc., Class B *	242,661	20,220,941
Chubb Corp.	56,400	4,107,048
Markel Corp. *	18,537	8,187,793
		32,515,782
Reinsurance – (1.31%)
Alleghany Corp. *	16,189	5,500,213
		41,282,249
	Total Financials	90,224,344
HEALTH CARE – (6.34%)
Health Care Equipment & Services – (3.01%)
IDEXX Laboratories, Inc. *	64,840	6,235,663
Medtronic, Inc.	166,250	6,438,862
		12,674,525
Pharmaceuticals, Biotechnology & Life Sciences – (3.33%)
Agilent Technologies, Inc.	23,704	930,145
Eli Lilly and Co.	126,920	5,446,137
Johnson & Johnson	92,430	6,244,571
Techne Corp.	18,730	1,391,265
		14,012,118
	Total Health Care	26,686,643
INDUSTRIALS – (13.30%)
Capital Goods – (6.19%)
3M Co.	38,030	3,407,488
Cummins Inc.	15,500	1,502,105
Deere & Co.	59,040	4,774,565
Emerson Electric Co.	128,250	5,973,885
PACCAR Inc.	266,380	10,438,100
		26,096,143
Commercial & Professional Services – (2.37%)
Nielsen Holdings NV *	380,750	9,983,265
Transportation – (4.74%)
Expeditors International of Washington, Inc.	150,800	5,842,746
FedEx Corp.	46,620	4,270,858
Kuehne & Nagel International AG (Switzerland)	92,976	9,850,168
		19,963,772
	Total Industrials	56,043,180

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (21.51%)
Semiconductors & Semiconductor Equipment – (3.44%)
Intel Corp.	213,110	$5,678,316
Texas Instruments Inc.	307,810	8,826,452
		14,504,768
Software & Services – (16.88%)
Angie's List Inc. *	465,610	7,384,574
Automatic Data Processing, Inc.	59,670	3,320,934
Google Inc., Class A *	49,383	28,644,609
International Business Machines Corp.	29,324	5,735,188
Microsoft Corp.	378,820	11,586,210
Oracle Corp.	178,010	5,287,787
SAP AG, ADR (Germany)	51,431	3,052,944
Youku Inc., ADR (China)*	281,320	6,099,018
		71,111,264
Technology Hardware & Equipment – (1.19%)
Hewlett-Packard Co.	200,734	4,036,761
Nokia Oyj, ADR (Finland)	468,350	969,484
		5,006,245
	Total Information Technology	90,622,277
MATERIALS – (3.44%)
Air Products and Chemicals, Inc.	40,250	3,249,383
Sigma-Aldrich Corp.	152,070	11,243,295
Sino-Forest Corp. (Canada)*	960,530	0
	Total Materials	14,492,678
TELECOMMUNICATION SERVICES – (0.79%)
America Movil SAB de C.V., Series L, ADR (Mexico)	126,820	3,304,929
	Total Telecommunication Services	3,304,929
TOTAL COMMON STOCK – (Identified cost $379,810,435)		409,854,457
STOCK WARRANTS – (0.59%)
FINANCIALS – (0.59%)
Banks – (0.59%)
Commercial Banks – (0.59%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	281,120	2,476,667
TOTAL STOCK WARRANTS – (Identified cost $2,241,190)		2,476,667

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.96%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $2,892,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $2,949,840)	$2,892,000	$2,892,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $5,381,103 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $5,488,620)	5,381,000	5,381,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,273,000)	8,273,000
Total Investments – (99.85%) – (Identified cost $390,324,625) – (b)		420,604,124
Other Assets Less Liabilities – (0.15%)		633,104
Net Assets – (100.00%)		$421,237,228
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)	Restricted Security – See Note 8 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $399,540,321. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$60,077,820
	Unrealized depreciation	(39,014,017)
Net unrealized appreciation		$21,063,803
See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
GOVERNMENT AGENCY NOTES – (0.25%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$408,771
TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $401,615)		408,771
MORTGAGES – (96.88%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (69.28%)
Fannie Mae, 4.50%, 01/25/14	85,533	87,473
Fannie Mae, 4.00%, 09/25/17	74,188	74,499
Fannie Mae, 4.00%, 01/25/19	705,071	733,947
Fannie Mae, 4.00%, 02/25/19	1,542,398	1,620,572
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,296,718
Fannie Mae, 4.00%, 07/25/23	1,762,711	1,829,273
Fannie Mae, 4.00%, 11/25/23	1,348,148	1,399,846
Fannie Mae, 6.00%, 08/18/28	148,228	151,406
Fannie Mae, 3.50%, 12/25/31	4,957,388	5,328,537
Fannie Mae, 3.50%, 09/25/36	871,890	908,070
Fannie Mae, 0.4453%, 02/25/37 (a)	149,455	147,776
Fannie Mae, 0.4953%, 03/25/37 (a)	1,305,716	1,304,035
Fannie Mae, 0.5953%, 07/25/37 (a)	1,254,742	1,252,151
Fannie Mae, 0.7453%, 06/25/38 (a)	644,525	648,161
Fannie Mae Whole Loan, 5.31%, 08/25/33	366,904	372,324
Fannie Mae Whole Loan, 5.09%, 11/25/43	3,528,214	3,732,322
Fannie Mae Whole Loan, 6.2201%, 08/25/47 (a)	669,534	754,581
Freddie Mac, 4.00%, 01/15/17	83,021	83,381
Freddie Mac, 3.50%, 01/15/18	235,051	242,042
Freddie Mac, 4.50%, 05/15/18	3,455,142	3,651,812
Freddie Mac, 4.00%, 06/15/18	271,042	272,405
Freddie Mac, 4.50%, 07/15/18	973,137	1,029,093
Freddie Mac, 4.00%, 10/15/18	2,875,000	3,037,820
Freddie Mac, 4.50%, 02/15/19	4,390,000	4,719,311
Freddie Mac, 5.00%, 05/15/19	97,304	98,222
Freddie Mac, 4.50%, 09/15/23	1,604,904	1,687,015
Freddie Mac, 3.50%, 02/15/24	2,698,615	2,771,559
Freddie Mac, 1.30%, 03/15/24 (a)	2,722,600	2,775,467
Freddie Mac, 3.50%, 07/15/24	1,838,496	1,910,952
Freddie Mac, 3.50%, 04/15/25	2,466,300	2,569,484
Freddie Mac, 4.00%, 01/15/26	3,479,632	3,702,608
Freddie Mac, 3.00%, 03/15/26	4,747,004	5,013,262
Freddie Mac, 4.00%, 01/15/28	3,159,156	3,251,939
Freddie Mac, 4.50%, 04/15/32	2,500,000	2,591,394
Freddie Mac, 6.00%, 01/15/33	142,260	143,741
Freddie Mac, 4.25%, 06/15/33	42,115	42,224
Freddie Mac, 5.00%, 01/15/34	2,228,513	2,278,464
Freddie Mac, 5.50%, 02/15/34	458,440	462,343
Freddie Mac, 4.50%, 08/15/36	2,029,867	2,170,293
Freddie Mac, 4.00%, 03/15/37	4,380,799	4,534,454
Freddie Mac, 0.6418%, 11/15/37 (a)	3,469,188	3,490,270
Freddie Mac, 4.00%, 01/15/38	4,441,375	4,631,640
Freddie Mac, 3.00%, 06/15/39	722,001	763,342
Freddie Mac, 4.00%, 12/15/40	4,922,714	5,350,641

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Freddie Mac Reference REMIC, 5.125%, 06/15/18	$490,186	$494,023
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	744,439	847,921
Ginnie Mae, 4.50%, 10/20/20	489,846	494,341
Ginnie Mae, 4.00%, 11/20/30	1,490,571	1,502,734
Ginnie Mae, 5.00%, 02/16/32	1,051,630	1,061,346
Ginnie Mae, 4.00%, 05/20/33	3,998,118	4,222,017
Ginnie Mae, 3.536%, 09/16/35	4,635,853	4,841,605
Ginnie Mae, 3.421%, 11/16/35	5,109,549	5,320,158
Ginnie Mae, 5.1862%, 12/16/36 (a)	666,000	726,528
Ginnie Mae, 6.1284%, 04/20/37 (a)	3,022,058	3,429,894
	Total Collateralized Mortgage Obligations	111,857,436
FANNIE MAE POOLS – (22.62%)
4.563%, 01/01/15, Pool No. 725788	1,079,721	1,140,840
6.00%, 09/01/17, Pool No. 665776	1,080,050	1,158,811
5.00%, 03/01/18, Pool No. 357369	452,078	488,204
4.50%, 08/01/18, Pool No. 254833	914,158	981,859
4.00%, 01/01/19, Pool No. 976841	664,316	708,909
3.50%, 09/01/20, Pool No. MA0521	1,557,206	1,658,491
0.709%, 11/01/20, Pool No. 466582 (b)	4,085,000	4,115,648
3.00%, 12/01/20, Pool No. MA0605	3,443,217	3,585,815
3.50%, 01/01/21, Pool No. MA0629	2,169,100	2,310,184
4.00%, 07/01/25, Pool No. AD7151	1,997,602	2,127,070
6.50%, 07/01/32, Pool No. 635069	121,826	134,242
1.85%, 10/01/32, Pool No. 648917 (b)	756,914	771,707
2.241%, 05/01/35, Pool No. 826242 (b)	635,151	677,466
3.062%, 08/01/35, Pool No. AE0866 (b)	3,576,761	3,790,625
2.387%, 09/01/35, Pool No. AL0510 (b)	4,348,713	4,659,516
2.794%, 11/01/35, Pool No. AL0130 (b)	3,090,532	3,299,330
4.827%, 01/01/36, Pool No. 848973 (b)	569,527	616,833
5.615%, 04/01/36, Pool No. 851605 (b)	605,829	651,400
2.573%, 11/01/36, Pool No. AE0870 (b)	1,601,304	1,699,443
6.50%, 09/01/37, Pool No. AA0924	1,705,030	1,956,625
	Total Fannie Mae Pools	36,533,018
FREDDIE MAC POOLS – (2.59%)
4.00%, 12/01/12, Pool No. M81008	184,256	185,753
5.50%, 12/01/18, Pool No. G11684	629,139	680,155
5.50%, 06/01/22, Pool No. G12688	406,124	437,660
4.00%, 05/01/24, Pool No. J09596	1,655,992	1,751,984
2.497%, 12/01/34, Pool No. 1H1238 (b)	337,317	360,817
2.68%, 04/01/36, Pool No. 848422 (b)	723,990	768,625
	Total Freddie Mac Pools	4,184,994
GINNIE MAE POOLS – (2.39%)
5.00%, 10/20/40, Pool No. 783539	3,613,069	3,853,582
	Total Ginnie Mae Pools	3,853,582
TOTAL MORTGAGES – (Identified cost $155,741,823)		156,429,030

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
OTHER AGENCIES – (0.19%)
Housing Urban Development, 6.00%, 08/01/20	$300,000	$302,095
	TOTAL OTHER AGENCIES – (Identified cost $301,009)	302,095
SHORT-TERM INVESTMENTS – (2.56%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $1,444,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $1,472,880)	1,444,000	1,444,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $2,687,052 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $2,740,740)	2,687,000	2,687,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,131,000)	4,131,000
	Total Investments – (99.88%) – (Identified cost $160,575,447) – (c)	161,270,896
	Other Assets Less Liabilities – (0.12%)	194,394
Net Assets – (100.00%)		$161,465,290

(a)
The interest rates on floating rate securities, shown as of June 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2012, may change daily or less frequently and are based on indices of market interest rates.
(c)	Aggregate cost for federal income tax purposes is $160,575,447. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,462,496
	Unrealized depreciation	(767,047)
Net unrealized appreciation		$695,449
See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (9.50%)
0.2353%, 07/26/12 (a)	$4,250,000	$4,250,088
1.75%, 08/10/12	1,695,000	1,697,947
0.32%, 09/13/12 (a)	9,000,000	9,002,396
0.2728%, 10/18/12 (a)	2,300,000	2,300,775
0.29%, 12/03/12 (a)	3,000,000	3,001,929
0.375%, 12/28/12	4,500,000	4,504,019
TOTAL FANNIE MAE – (Identified cost $24,757,154)		24,757,154
FDIC STRUCTURED SALE GUARANTEED NOTES – (4.35%)
Class A-2, 144A, 0.1986%, 10/25/12 (b)(c)	10,400,000	10,393,456
Series 2010-L3, Class A-2, 144A, 0.2973%, 01/07/13 (b)(c)	950,000	948,543
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $11,341,999)		11,341,999
FEDERAL FARM CREDIT BANK – (8.51%)
0.196%, 07/27/12 (a)	9,000,000	9,000,000
0.226%, 10/19/12 (a)	3,800,000	3,799,886
4.86%, 01/02/13	1,340,000	1,371,227
0.4107%, 01/25/13 (a)	500,000	500,672
0.186%, 01/28/13 (a)	5,000,000	4,996,832
0.206%, 02/21/13 (a)	2,500,000	2,500,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $22,168,617)		22,168,617
FEDERAL HOME LOAN BANK – (25.00%)
0.145%, 07/02/12 (a)	4,500,000	4,500,000
0.14%, 07/18/12 (a)	9,000,000	9,000,000
1.75%, 08/22/12	3,000,000	3,007,035
1.625%, 09/26/12	600,000	601,991
4.50%, 11/15/12	4,500,000	4,572,250
0.19%, 11/21/12	5,500,000	5,501,241
1.746%, 11/30/12	4,500,000	4,528,999
0.125%, 12/03/12	2,800,000	2,799,311
4.875%, 12/14/12	2,400,000	2,451,062
0.30%, 01/11/13	4,500,000	4,500,000
0.24%, 01/25/13 (a)	4,500,000	4,502,838
5.126%, 02/28/13	5,000,000	5,160,901
0.25%, 03/28/13	3,500,000	3,499,507
0.14%, 04/26/13 (a)	6,000,000	5,999,947
0.14%, 05/15/13 (a)	4,500,000	4,499,600
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $65,124,682)		65,124,682
FREDDIE MAC – (7.44%)
5.00%, 08/15/12	2,290,000	2,303,685
1.00%, 08/28/12	4,070,000	4,075,499
2.125%, 09/21/12	1,327,000	1,332,732
0.29%, 10/12/12 (a)	3,000,000	3,000,770
0.375%, 11/30/12	1,075,000	1,075,848

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
FREDDIE MAC – (CONTINUED)
0.75%, 12/28/12	$4,500,000	$4,512,326
1.375%, 01/09/13	1,437,000	1,445,790
0.32%, 01/24/13 (a)	1,640,000	1,640,564
	TOTAL FREDDIE MAC – (Identified cost $19,387,214)	19,387,214
OTHER AGENCIES – (1.10%)
FICO Strip, 0.2898%, 03/26/13 (c)	1,834,000	1,830,106
Tennessee Valley Authority Strip, 0.2596%, 12/15/12 (c)	1,034,000	1,032,776
	TOTAL OTHER AGENCIES – (Identified cost $2,862,882)	2,862,882
PRIVATE EXPORT FUNDING – (0.55%)
3.55%, 04/15/13	1,400,000	1,436,485
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,436,485)	1,436,485
REPURCHASE AGREEMENTS – (34.28%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $31,230,442 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $31,854,600)	31,230,000	31,230,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $58,103,114 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $59,264,040)	58,102,000	58,102,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $89,332,000)	89,332,000
Total Investments – (90.73%) – (Identified cost $236,411,033) – (d)		236,411,033
Other Assets Less Liabilities – (9.27%)		24,151,669
Net Assets – (100.00%)		$260,562,702

(a)
The interest rates on floating rate securities, shown as of June 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $11,341,999 or 4.35% of the Fund's net assets as of June 30, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)	Aggregate cost for federal income tax purposes is $236,411,033.
See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (94.14%)
CONSUMER DISCRETIONARY – (1.60%)
Retailing – (1.60%)
Bed Bath & Beyond Inc. *	130,000	$8,033,350
	Total Consumer Discretionary	8,033,350
CONSUMER STAPLES – (2.95%)
Food & Staples Retailing – (2.95%)
CVS Caremark Corp.	315,500	14,743,315
	Total Consumer Staples	14,743,315
ENERGY – (3.02%)
Canadian Natural Resources Ltd. (Canada)	562,990	15,116,281
	Total Energy	15,116,281
FINANCIALS – (84.58%)
Banks – (17.13%)
Commercial Banks – (17.13%)
ICICI Bank Ltd., ADR (India)	121,697	3,944,200
SKBHC Holdings LLC *(a)	1,604	7,105,682
State Bank of India Ltd., GDR (India)	332,813	25,889,860
U.S. Bancorp	101,671	3,269,739
Wells Fargo & Co.	1,363,319	45,589,388
		85,798,869
Diversified Financials – (42.19%)
Capital Markets – (25.31%)
Ameriprise Financial, Inc.	111,554	5,829,812
Bank of New York Mellon Corp.	1,193,374	26,194,560
Brookfield Asset Management Inc., Class A (Canada)	680,090	22,510,979
Charles Schwab Corp.	95,998	1,241,254
Goldman Sachs Group, Inc.	138,492	13,275,843
Julius Baer Group Ltd. (Switzerland)	655,068	23,750,575
Oaktree Capital Group LLC, Class A (a)	972,000	33,932,520
		126,735,543
Consumer Finance – (11.55%)
American Express Co. (b)	967,182	56,299,664
First Marblehead Corp. *	1,305,032	1,526,887
		57,826,551
Diversified Financial Services – (5.33%)
Bank of America Corp.	121,264	991,940
Cielo S.A. (Brazil)	236,304	6,950,879
Visa Inc., Class A	151,737	18,759,245
		26,702,064
		211,264,158
Insurance – (25.26%)
Multi-line Insurance – (5.80%)
Loews Corp. (b)	709,245	29,015,213
Property & Casualty Insurance – (10.26%)
Markel Corp. *	67,186	29,676,056
Progressive Corp.	1,041,565	21,695,799
		51,371,855

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.20%)
Alleghany Corp. *	75,318	$25,589,291
Everest Re Group, Ltd.	197,972	20,488,122
		46,077,413
		126,464,481
	Total Financials	423,527,508
INFORMATION TECHNOLOGY – (1.99%)
Software & Services – (1.99%)
Google Inc., Class A *	17,200	9,976,860
	Total Information Technology	9,976,860
MATERIALS – (0.00%)
Sino-Forest Corp. (Canada)*	2,123,000	0
	Total Materials	0
	TOTAL COMMON STOCK – (Identified cost $346,934,663)	471,397,314
SHORT-TERM INVESTMENTS – (5.95%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $10,409,147 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $10,617,180)	$10,409,000	10,409,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $19,364,371 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $19,751,280)	19,364,000	19,364,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,773,000)	29,773,000
Total Investments – (100.09%) – (Identified cost $376,707,663) – (c)		501,170,314
Liabilities Less Other Assets – (0.09%)		(442,788)
Net Assets – (100.00%)		$500,727,526

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2012 (Unaudited)

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Restricted Security – See Note 8 of the Notes to Financial Statements.
(b)	A portion of these securities is pledged to cover unfunded capital commitments at June 30, 2012.
(c)	Aggregate cost for federal income tax purposes is $382,050,416. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$187,224,210
	Unrealized depreciation	(68,104,312)
	Net unrealized appreciation	$119,119,898
See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (58.39%)
CONSUMER DISCRETIONARY – (9.15%)
Consumer Services – (0.53%)
School Specialty, Inc. *	575,363	$1,864,176
Media – (2.88%)
News Corp., Class A	458,300	10,213,216
Retailing – (5.74%)
Amazon.com, Inc. *	19,113	4,364,358
Kohl's Corp.	350,800	15,957,892
		20,322,250
	Total Consumer Discretionary	32,399,642
CONSUMER STAPLES – (3.26%)
Food & Staples Retailing – (2.72%)
Whole Foods Market, Inc.	101,000	9,626,310
Food, Beverage & Tobacco – (0.54%)
Tyson Foods, Inc., Class A	102,200	1,924,426
	Total Consumer Staples	11,550,736
ENERGY – (9.53%)
Devon Energy Corp.	193,100	11,197,869
Nabors Industries Ltd. *	700,900	10,092,960
Transocean Ltd.	278,431	12,454,219
	Total Energy	33,745,048
FINANCIALS – (5.39%)
Diversified Financials – (5.39%)
Consumer Finance – (3.09%)
ADFITECH, Inc. *	266,000	762,090
American Express Co.	175,000	10,186,750
		10,948,840
Diversified Financial Services – (2.30%)
Bank of America Corp.	875,876	7,164,666
Citigroup Inc.	35,186	964,448
		8,129,114
		19,077,954
	Total Financials	19,077,954
HEALTH CARE – (6.15%)
Health Care Equipment & Services – (3.35%)
Universal Health Services, Inc., Class B	274,500	11,847,420
Pharmaceuticals, Biotechnology & Life Sciences – (2.80%)
Valeant Pharmaceuticals International, Inc. (Canada)*	221,546	9,923,045
	Total Health Care	21,770,465
INDUSTRIALS – (11.82%)
Capital Goods – (9.08%)
General Electric Co.	465,200	9,694,768
Masco Corp.	529,500	7,344,165
Quanta Services, Inc. *	627,990	15,115,719
		32,154,652
Commercial & Professional Services – (2.74%)
Waste Connections, Inc.	324,750	9,716,520
	Total Industrials	41,871,172

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (4.68%)
Semiconductors & Semiconductor Equipment – (4.68%)
Fairchild Semiconductor International, Inc. *	481,897	$6,794,748
Intel Corp.	137,300	3,658,358
International Rectifier Corp. *	307,100	6,138,929
		16,592,035
	Total Information Technology	16,592,035
MATERIALS – (6.41%)
Allegheny Technologies, Inc.	96,100	3,064,629
Freeport-McMoRan Copper & Gold Inc.	195,482	6,660,072
Molycorp, Inc. *	235,900	5,083,645
Sealed Air Corp.	309,000	4,770,960
United States Steel Corp.	150,700	3,104,420
	Total Materials	22,683,726
UTILITIES – (2.00%)
AES Corp. *	551,700	7,078,311
	Total Utilities	7,078,311
TOTAL COMMON STOCK – (Identified cost $223,667,388)		206,769,089
CONVERTIBLE PREFERRED STOCK – (9.10%)
FINANCIALS – (5.32%)
Diversified Financials – (3.27%)
Diversified Financial Services – (3.27%)
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	136,000	11,577,680
Real Estate – (2.05%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	274,010	7,244,139
	Total Financials	18,821,819
INDUSTRIALS – (1.56%)
Transportation – (1.56%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	5,534,350
	Total Industrials	5,534,350
UTILITIES – (2.22%)
AES Trust III, 6.75%, Conv. Pfd.	158,738	7,867,452
	Total Utilities	7,867,452
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $29,972,207)		32,223,621
CONVERTIBLE BONDS – (30.07%)
CONSUMER DISCRETIONARY – (2.32%)
Consumer Services – (2.32%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	$10,900,000	8,215,875
	Total Consumer Discretionary	8,215,875
CONSUMER STAPLES – (4.87%)
Food, Beverage & Tobacco – (4.87%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	14,172,000	17,254,410
	Total Consumer Staples	17,254,410
ENERGY – (1.16%)
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	4,092,000	4,092,000
	Total Energy	4,092,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (CONTINUED)
FINANCIALS – (7.77%)
Real Estate – (7.77%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$3,820,000	$7,024,025
Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 4.25%, 08/15/18 (a)	7,720,000	7,662,100
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	11,130,000	12,827,325
		27,513,450
	Total Financials	27,513,450
INDUSTRIALS – (1.84%)
Capital Goods – (1.84%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	2,090,000	6,523,412
	Total Industrials	6,523,412
INFORMATION TECHNOLOGY – (4.44%)
Semiconductors & Semiconductor Equipment – (4.44%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	11,635,000	15,721,794
	Total Information Technology	15,721,794
MATERIALS – (7.67%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	9,527,000	11,063,229
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	6,275,000	5,067,062
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	10,816,000	11,005,280
	Total Materials	27,135,571
TOTAL CONVERTIBLE BONDS – (Identified cost $100,970,135)		106,456,512
CORPORATE BONDS – (2.39%)
CONSUMER DISCRETIONARY – (0.38%)
Retailing – (0.38%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,132,000	1,359,829
	Total Consumer Discretionary	1,359,829
FINANCIALS – (0.51%)
Diversified Financials – (0.18%)
Consumer Finance – (0.18%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	628,538
Real Estate – (0.33%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,163,750
	Total Financials	1,792,288
HEALTH CARE – (0.28%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.28%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	1,000,000	985,000
	Total Health Care	985,000
INDUSTRIALS – (0.41%)
Capital Goods – (0.41%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,349,500	1,441,533
	Total Industrials	1,441,533
MATERIALS – (0.81%)
Molycorp, Inc., 144A, 10.00%, 06/01/20 (a)	2,900,000	2,885,500
	Total Materials	2,885,500
TOTAL CORPORATE BONDS – (Identified cost $17,320,978)		8,464,150

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Total Investments – (99.95%) – (Identified cost $371,930,708) – (c)	$353,913,372
	Other Assets Less Liabilities – (0.05%)	176,764
	Net Assets – (100.00%)	$354,090,136
T-DECS: Tangible Dividend Enhanced Common Stock
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $18,556,625 or 5.24% of the Fund's net assets as of June 30, 2012.

(b)	This security is in default. See Note 1 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $371,978,688. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$54,348,846
	Unrealized depreciation	(72,414,162)
	Net unrealized depreciation	$(18,065,316)
See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (80.69%)
FINANCIALS – (80.69%)
Real Estate – (80.69%)
Real Estate Investment Trusts (REITs) – (77.55%)
Diversified REITs – (3.03%)
Vornado Realty Trust	94,314	$7,920,489
Industrial REITs – (5.06%)
DCT Industrial Trust Inc.	1,080,200	6,805,260
EastGroup Properties, Inc.	120,410	6,417,853
		13,223,113
Office REITs – (19.84%)
Alexandria Real Estate Equities, Inc.	97,583	7,096,236
BioMed Realty Trust, Inc.	334,770	6,253,504
Boston Properties, Inc.	76,820	8,324,983
Brandywine Realty Trust	365,200	4,506,568
Coresite Realty Corp.	196,100	5,063,302
Corporate Office Properties Trust	160,518	3,773,778
Digital Realty Trust, Inc.	112,100	8,415,347
DuPont Fabros Technology Inc.	131,500	3,755,640
SL Green Realty Corp.	58,020	4,655,525
		51,844,883
Residential REITs – (14.78%)
American Campus Communities, Inc.	175,570	7,897,139
AvalonBay Communities, Inc.	50,960	7,209,821
Education Realty Trust, Inc.	419,630	4,649,500
Equity Residential	88,160	5,497,658
Essex Property Trust, Inc.	42,720	6,575,462
Home Properties, Inc.	17,500	1,073,800
Post Properties, Inc.	116,640	5,709,528
		38,612,908
Retail REITs – (17.73%)
CBL & Associates Properties, Inc.	202,500	3,956,850
DDR Corp.	347,110	5,081,690
Federal Realty Investment Trust	39,670	4,129,250
Kimco Realty Corp.	261,420	4,974,823
Macerich Co.	111,010	6,555,141
Simon Property Group, Inc.	122,032	18,995,501
Taubman Centers, Inc.	34,000	2,623,440
		46,316,695
Specialized REITs – (17.11%)
American Tower Corp.	91,120	6,370,199
Entertainment Properties Trust	81,900	3,366,909
Host Hotels & Resorts Inc.	385,000	6,090,700
Potlatch Corp.	41,000	1,309,745
Public Storage	45,810	6,615,422
Rayonier Inc.	154,180	6,922,682

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	105,980	$6,689,458
Weyerhaeuser Co.	328,200	7,338,552
		44,703,667
		202,621,755
Real Estate Management & Development – (3.14%)
Real Estate Operating Companies – (3.14%)
Forest City Enterprises, Inc., Class A *	561,954	8,204,528
	Total Financials	210,826,283
TOTAL COMMON STOCK – (Identified cost $176,673,501)		210,826,283
PREFERRED STOCK – (9.30%)
FINANCIALS – (9.30%)
Real Estate – (9.30%)
Real Estate Investment Trusts (REITs) – (9.30%)
Industrial REITs – (1.64%)
Prologis, Inc., 6.75%, Series M	171,000	4,298,940
Office REITs – (6.54%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	468,943	12,397,681
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	3,627,187
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,068,563
		17,093,431
Retail REITs – (1.12%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,914,676
	Total Financials	24,307,047
TOTAL PREFERRED STOCK – (Identified cost $11,279,696)		24,307,047
CONVERTIBLE BONDS – (3.90%)
FINANCIALS – (3.90%)
Real Estate – (3.90%)
Real Estate Investment Trusts (REITs) – (3.39%)
Office REITs – (3.39%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	8,853,581
Real Estate Management & Development – (0.51%)
Real Estate Operating Companies – (0.51%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,341,600
	Total Financials	10,195,181
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		10,195,181

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.02%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $5,500,078 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $5,610,000)	$5,500,000	$5,500,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $10,232,196 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $10,436,640)	10,232,000	10,232,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,732,000)	15,732,000
	Total Investments – (99.91%) – (Identified cost $209,540,197) – (b)	261,060,511
	Other Assets Less Liabilities – (0.09%)	226,759
Net Assets – (100.00%)		$261,287,270

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $8,853,581 or 3.39% of the Fund's net assets as of June 30, 2012.

(b)	Aggregate cost for federal income tax purposes is $222,459,674. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$49,385,680
	Unrealized depreciation	(10,784,843)
Net unrealized appreciation		$38,600,837
See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2012 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$420,604,124	$161,270,896	$236,411,033	$501,170,314	$353,913,372	$261,060,511
Cash	5,148	4,308	14,566	16,847	–	7,498
Receivables:
Capital stock sold	591,601	269,068	16,440,340	544,510	509,154	768,437
Dividends and interest	578,101	487,632	313,168	115,110	949,621	1,035,146
Investment securities sold	1,050,333	–	10,592,750	–	–	2,280,475
Prepaid expenses	2,701	480	2,836	4,965	1,759	2,160
Due from Adviser	–	–	20,200	–	–	–
Total assets	422,832,008	162,032,384	263,794,893	501,851,746	355,373,906	265,154,227
LIABILITIES:
Cash overdraft	–	–	–	–	235,492	–
Payables:
Capital stock redeemed	951,185	291,040	3,034,670	480,979	573,384	555,518
Distributions payable	–	97,091	–	–	–	–
Investment securities purchased	–	–	–	–	–	2,956,442
Accrued distribution and service plan fees	186,466	70,613	–	185,917	167,996	105,696
Accrued management fees	195,296	40,995	112,611	229,340	159,902	116,785
Accrued transfer agent fees	168,206	30,513	28,714	140,559	86,623	98,206
Other accrued expenses	93,627	36,842	56,196	87,425	60,373	34,310
Total liabilities	1,594,780	567,094	3,232,191	1,124,220	1,283,770	3,866,957
NET ASSETS	$421,237,228	$161,465,290	$260,562,702	$500,727,526	$354,090,136	$261,287,270
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$193,925	$290,810	$2,605,627	$175,523	$131,982	$90,642
Additional paid-in capital	459,768,910	165,300,548	257,957,075	360,421,962	457,410,066	312,596,174
Undistributed net investment income (loss)	(119,100)	–	–	3,354,959	1,383,285	3,580,283
Accumulated net realized gains (losses) from investments and foreign currency transactions	(68,877,136)	(4,821,517)	–	12,304,231	(86,817,861)	(106,495,470)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	30,270,629	695,449	–	124,470,851	(18,017,336)	51,515,641
Net Assets	$421,237,228	$161,465,290	$260,562,702	$500,727,526	$354,090,136	$261,287,270

*Including:
Cost of investments	$390,324,625	$160,575,447	$236,411,033	$376,707,663	$371,930,708	$209,540,197
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	89,332,000	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2012 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$230,163,212	$101,005,097		$234,412,985	$412,963,824	$251,949,463	$205,755,090
Shares outstanding	10,394,424	18,211,716		234,412,985	14,244,368	9,395,215	7,141,703
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$22.14	$5.55		$1.00	$28.99	$26.82	$28.81
Maximum offering price per share (100/95.25 of net asset value)†	$23.24	$5.83	$	NA	$30.44	$28.16	$30.25

CLASS B SHARES:
Net assets	$10,205,582	$9,347,144		$12,758,623	$5,853,030	$11,684,389	$4,195,019
Shares outstanding	540,562	1,690,584		12,758,623	239,436	441,466	147,927
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$18.88	$5.53		$1.00	$24.45	$26.47	$28.36

CLASS C SHARES:
Net assets	$81,555,540	$26,554,484		$10,564,661	$52,429,762	$66,227,662	$30,424,010
Shares outstanding	4,101,568	4,786,909		10,564,661	2,076,632	2,462,377	1,058,341
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$19.88	$5.55		$1.00	$25.25	$26.90	$28.75

CLASS Y SHARES:
Net assets	$99,312,894	$24,558,565		$2,826,433	$29,480,910	$24,228,622	$20,913,151
Shares outstanding	4,355,911	4,391,756		2,826,433	991,890	899,102	716,180
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$22.80	$5.59		$1.00	$29.72	$26.95	$29.20

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2012 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,365,334	$–	$–	$4,887,393	$2,691,028	$3,848,236
Interest	134,020	2,447,099	223,163	22,590	1,970,115	181,327
Total income	4,499,354	2,447,099	223,163	4,909,983	4,661,143	4,029,563

Expenses:
Management fees (Note 3)	1,314,228	239,723	608,047	1,384,781	1,025,730	681,708
Custodian fees	52,344	24,334	20,475	49,201	35,377	26,576
Transfer agent fees:
Class A	199,137	50,680	59,479	275,376	159,709	103,541
Class B	22,027	10,593	3,845	15,527	16,484	10,587
Class C	81,269	20,061	3,235	59,699	43,631	31,962
Class Y	111,531	3,172	681	15,523	15,591	11,898
Audit fees	10,980	9,120	10,980	17,040	11,580	15,180
Legal fees	6,647	2,199	3,250	7,127	5,206	3,496
Accounting fees (Note 3)	4,500	1,500	1,998	4,248	3,498	2,250
Reports to shareholders	60,000	10,527	12,000	41,000	30,250	25,000
Directors’ fees and expenses	28,744	11,152	15,939	32,350	23,177	16,501
Registration and filing fees	44,998	24,004	25,500	37,500	30,700	32,500
Interest expense	–	–	–	1,184	–	–
Excise tax expense (Note 1)	–	–	3,756	–	–	–
Miscellaneous	5,842	6,308	5,195	14,793	9,695	9,077
Payments under distribution plan (Note 7):
Class A	269,615	84,935	–	343,780	261,167	220,930
Class B	57,938	49,644	–	31,421	65,389	21,321
Class C	434,779	136,502	–	272,361	350,855	143,937
Total expenses	2,704,579	684,454	774,380	2,602,911	2,088,039	1,356,464
Expenses paid indirectly (Note 4)	(45)	(1)	(6)	(22)	–	(15)
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(647,655)	–	–	–
Net expenses	2,704,534	684,453	126,719	2,602,889	2,088,039	1,356,449
Net investment income	1,794,820	1,762,646	96,444	2,307,094	2,573,104	2,673,114

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	32,577,852	(790,785)	–	10,554,461	14,040,212	16,597,042
Foreign currency transactions	29,550	–	–	14,604	–	–
Net realized gain (loss)	32,607,402	(790,785)	–	10,569,065	14,040,212	16,597,042
Net change in unrealized appreciation (depreciation)	(11,175,297)	(622,050)	–	32,503,910	4,386,608	13,306,874
Net realized and unrealized gain (loss) on investments and foreign currency transactions	21,432,105	(1,412,835)	–	43,072,975	18,426,820	29,903,916
Net increase in net assets resulting from operations	$23,226,925	$349,811	$96,444	$45,380,069	$20,999,924	$32,577,030

*Net of foreign taxes withheld as follows	$121,498	$–	$–	$41,655	$–	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2012 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$1,794,820	$1,762,646	$96,444	$2,307,094	$2,573,104	$2,673,114
Net realized gain (loss) from investments and foreign currency transactions	32,607,402	(790,785)	–	10,569,065	14,040,212	16,597,042
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,175,297)	(622,050)	–	32,503,910	4,386,608	13,306,874
Net increase in net assets resulting from operations	23,226,925	349,811	96,444	45,380,069	20,999,924	32,577,030

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,232,432)	(84,684)	–	(944,046)	(577,010)
Class B	–	(69,976)	(5,800)	–	(16,929)	(637)
Class C	–	(205,374)	(4,970)	–	(110,967)	(27,051)
Class Y	–	(254,864)	(990)	–	(105,147)	(71,497)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(16,703,493)	(7,031,585)	25,533,960	(2,175,801)	(32,104,855)	(118,181)
Class B	(2,575,560)	(1,535,262)	(2,692,063)	(1,225,747)	(2,611,392)	(605,587)
Class C	(9,963,915)	(1,930,606)	(3,031,455)	(5,336,655)	(5,898,045)	384,623
Class Y	(80,244,577)	20,901,521	328,037	252,584	(2,630,461)	(309,363)
Total increase (decrease) in net assets	(86,260,620)	8,991,233	20,138,479	36,894,450	(23,421,918)	31,252,327

NET ASSETS:
Beginning of period	507,497,848	152,474,057	240,424,223	463,833,076	377,512,054	230,034,943
End of period*	$421,237,228	$161,465,290	$260,562,702	$500,727,526	$354,090,136	$261,287,270

*Including undistributed net investment income (loss) of	$(119,100)	$–	$–	$3,354,959	$1,383,285	$3,580,283

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2011

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,836,661	$1,896,284	$90,307	$4,136,723	$6,389,233	$3,218,598
Net realized gain from investments and foreign currency transactions	54,299,596	585,809	–	61,477,910	20,257,607	51,145,544
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(82,093,435)	73,821	–	(116,109,422)	(61,472,760)	(31,503,782)
Net increase (decrease) in net assets resulting from operations	(22,957,178)	2,555,914	90,307	(50,494,789)	(34,825,920)	22,860,360

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(6,337,054)	(2,491,523)	(81,598)	(6,388,858)	(5,120,289)	(2,748,100)
Class B	(210,463)	(170,440)	(4,873)	(30,581)	(118,199)	(8,315)
Class C	(1,644,660)	(449,916)	(3,206)	(365,720)	(658,529)	(134,387)
Class Y	(5,027,724)	(99,765)	(630)	(475,650)	(548,706)	(287,970)
Realized gains from investment transactions:
Class A	–	–	–	(27,473,281)	–	–
Class B	–	–	–	(550,547)	–	–
Class C	–	–	–	(4,350,142)	–	–
Class Y	–	–	–	(1,839,298)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(45,855,705)	(2,713,454)	(80,145,477)	(36,482,593)	(18,194,870)	(81,152,053)
Class B	(6,588,676)	(3,001,545)	(2,216,668)	(3,175,826)	(3,793,692)	(1,833,313)
Class C	(22,767,881)	(5,709,648)	1,728,308	(6,778,300)	(9,441,628)	(5,823,452)
Class Y	2,624,601	427,629	370,963	11,234,734	(2,265,155)	(1,386,906)
Total decrease in net assets	(108,764,740)	(11,652,748)	(80,262,874)	(127,170,851)	(74,966,988)	(70,514,136)

NET ASSETS:
Beginning of year	616,262,588	164,126,805	320,687,097	591,003,927	452,479,042	300,549,079
End of year*	$507,497,848	$152,474,057	$240,424,223	$463,833,076	$377,512,054	$230,034,943

*Including undistributed (overdistributed) net investment income of	$(1,913,920)	$–	$–	$1,047,865	$(12,730)	$1,583,364

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as “junk bonds”. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2012, the value of defaulted securities amounted to $1,163,750 (cost: $9,921,191) or 0.33% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts or pricing securities at a discount of a last traded price, which could mean marking a security to zero.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis			Davis
	Davis		Davis	Government	Davis		Appreciation	Davis
	Opportunity		Government	Money Market	Financial		& Income	Real Estate
	Fund		Bond Fund	Fund	Fund		Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$44,532,886		$–	$–	$8,033,350		$32,399,642	$–
Consumer staples	53,797,274		–	–	14,743,315		11,550,736	–
Energy	18,904,779		–	–	15,116,281		33,745,048	–
Financials	76,898,057		–	–	332,848,871		37,137,683	231,506,143
Health care	26,686,643		–	–	–		21,770,465	–
Industrials	46,193,012		–	–	–		41,871,172	–
Information technology	90,622,277		–	–	9,976,860		16,592,035	–
Materials	14,492,678		–	–	–		22,683,726	–
Telecommunication services	3,304,929		–	–	–		–	–
Utilities	–		–	–	–		14,945,763	–
Total Level 1	375,432,535		–	–	380,718,677		232,696,270	231,506,143

Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–		157,139,896	–	–		–	–
Short-term	–		–	147,079,033	–		–	–
Convertible debt securities	–		–	–	–		106,456,512	10,195,181
Corporate debt securities	–		–	–	–		8,464,150	–
Equity securities*:
Consumer discretionary	8,004,593		–	–	–		–	–
Consumer staples	3,240,874		–	–	–		–	–
Financials	15,802,954		–	–	83,572,955		762,090	3,627,187
Industrials	9,850,168		–	–	–		5,534,350	–
Short-term securities	8,273,000		4,131,000	89,332,000	29,773,000		–	15,732,000
Total Level 2	45,171,589		161,270,896	236,411,033	113,345,955		121,217,102	29,554,368

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–		–	–	7,105,682		–	–
Materials	–	a	–	–	–	a	–	–
Total Level 3	–		–	–	7,105,682		–	–
Total Investments	$420,604,124		$161,270,896	$236,411,033	$501,170,314		$353,913,372	$261,060,511

Level 1 to Level 2 Transfers**:
Consumer discretionary	$8,004,593		$–	$–	$–		$–	$–
Consumer staples	921,125		–	–	–		–	–
Financials	–		–	–	49,640,435		–	–
Industrials	9,850,168		–	–	–		–	–
Total	$18,775,886		$–	$–	$49,640,435		$–	$–

a Includes securities valued at zero.

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2012:

	Davis Opportunity Fund	Davis Financial Fund	Davis Appreciation & Income Fund
Investment Securities a:
Beginning balance	$662,766	$7,811,007	$1,250,200
Increase in unrealized depreciation	(662,766)	(705,325)	–
Transfers out of Level 3 into Level 2	–	–	(1,250,200)
Ending balance	$–	$7,105,682	$–

Increase in unrealized depreciation during the period on Level 3 securities still held at June 30, 2012 and included in the change in net assets for the period	$(662,766)	$(705,325)	$–

Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Davis Opportunity Fund	Davis Financial Fund
Assets Table Investments at Value:
Equity securities:
Fair value at June 30, 2012	$ – a	$7,105,682 a

Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%
Valuation technique		Index-based value adjustment with liquidity discount
Unobservable input		Discount rate
Amount		25%

a Includes securities valued at zero.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2011 excise tax liability of $3,756 during the six months ended June 30, 2012. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

At December 31, 2011, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows. Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates.

	Capital Loss Carryforwards
			Davis
	Davis	Davis	Appreciation	Davis
	Opportunity	Government	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund
Expiring
12/31/2012	$–	$1,243,000	$–	$–
12/31/2013	–	403,000	–	–
12/31/2014	–	304,000	–	–
12/31/2015	–	136,000	–	–
12/31/2016	18,020,000	–	–	–
12/31/2017	76,236,000	355,000	69,475,000	110,173,000
12/31/2018	–	625,000	31,335,000	–
Unlimited
Short-term	–	584,000	–	–
Long-term	–	128,000	–	–
Total	$94,256,000	$3,778,000	$100,810,000	$110,173,000

	Post October 2011 Ordinary Losses	Post October 2011 Capital Losses
Davis Opportunity Fund	$1,244,000	$–
Davis Government Bond Fund	–	253,000

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financ    ial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Capital Commitments - Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of June 30, 2012, unfunded capital commitments in Davis Financial Fund amounted to $7,581,308.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$73,670,963	$54,129,878	$23,952,429	$19,074,806	$74,700,010
Proceeds from sales	168,327,365	15,738,803	95,624,057	60,694,604	85,370,314

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each fund. The annual rate for Davis Government Bond Fund is 0.30% of the average net assets. The annual rate for Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million. The Adviser agrees to waive some or all of its advisory fees and to reimburse expenses to the extent necessary so that Davis Government Money Market Fund’s investment income will not be less than zero until May 1, 2013. During the six months ended June 30, 2012, such waivers and reimbursements amounted to $647,655. The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $16,370, $5,658, $6,289, $27,557, $21,298, and $15,703, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $4,500, $1,500, $1,998, $4,248, $3,498, and $2,250, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $45, $1, $6, $22, and $15 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2012.  There were no reductions for Davis Appreciation & Income Fund during the six months ended June 30, 2012.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

Class A	Six months ended June 30, 2012 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	411,924	1,120,813	180,011,462	1,339,601	540,031	605,919
Shares issued in reinvestment of distributions	–	210,316	83,958	–	24,382	17,071
	411,924	1,331,129	180,095,420	1,339,601	564,413	622,990
Shares redeemed	(1,156,635)	(2,591,827)	(154,561,460)	(1,432,382)	(1,726,664)	(624,918)
Net increase (decrease)	(744,711)	(1,260,698)	25,533,960	(92,781)	(1,162,251)	(1,928)

Proceeds from shares sold	$9,268,901	$6,242,991	$180,011,462	$38,941,671	$14,779,391	$16,496,349
Proceeds from shares issued in reinvestment of distributions	–	1,171,825	83,958	–	697,828	480,548
	9,268,901	7,414,816	180,095,420	38,941,671	15,477,219	16,976,897
Cost of shares redeemed	(25,972,394)	(14,446,401)	(154,561,460)	(41,117,472)	(47,582,074)	(17,095,078)
Net increase (decrease)	$(16,703,493)	$(7,031,585)	$25,533,960	$(2,175,801)	$(32,104,855)	$(118,181)

Class A	Year ended December 31, 2011
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	1,272,877	7,983,882	459,559,535	1,672,284	2,248,636	821,956
Shares issued in reinvestment of distributions	279,998	422,698	81,089	858,270	148,617	94,427
	1,552,875	8,406,580	459,640,624	2,530,554	2,397,253	916,383
Shares redeemed	(3,564,684)	(8,896,672)	(539,786,101)	(3,555,475)	(3,138,743)	(4,310,475)
Net decrease	(2,011,809)	(490,092)	(80,145,477)	(1,024,921)	(741,490)	(3,394,092)

Proceeds from shares sold	$28,255,228	$44,825,388	$459,559,535	$51,349,444	$64,008,109	$20,133,972
Proceeds from shares issued in reinvestment of distributions	5,879,961	2,372,327	81,089	22,383,679	3,962,511	2,310,049
	34,135,189	47,197,715	459,640,624	73,733,123	67,970,620	22,444,021
Cost of shares redeemed	(79,990,894)	(49,911,169)	(539,786,101)	(110,215,716)	(86,165,490)	(103,596,074)
Net decrease	$(45,855,705)	$(2,713,454)	$(80,145,477)	$(36,482,593)	$(18,194,870)	$(81,152,053)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended June 30, 2012 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	17,814	136,649	493,652	6,633	14,790	20,434
Shares issued in reinvestment of distributions	–	10,339	5,455	–	518	21
	17,814	146,988	499,107	6,633	15,308	20,455
Shares redeemed	(151,666)	(422,962)	(3,191,170)	(57,196)	(112,267)	(42,707)
Net decrease	(133,852)	(275,974)	(2,692,063)	(50,563)	(96,959)	(22,252)

Proceeds from shares sold	$342,791	$757,573	$493,652	$159,706	$400,231	$552,511
Proceeds from shares issued in reinvestment of distributions	–	57,422	5,455	–	14,654	574
	342,791	814,995	499,107	159,706	414,885	553,085
Cost of shares redeemed	(2,918,351)	(2,350,257)	(3,191,170)	(1,385,453)	(3,026,277)	(1,158,672)
Net decrease	$(2,575,560)	$(1,535,262)	$(2,692,063)	$(1,225,747)	$(2,611,392)	$(605,587)

Class B	Year ended December 31, 2011
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	39,326	736,725	4,014,015	28,244	137,843	36,744
Shares issued in reinvestment of distributions	11,142	26,095	4,625	25,037	3,966	316
	50,468	762,820	4,018,640	53,281	141,809	37,060
Shares redeemed	(389,327)	(1,300,062)	(6,235,308)	(170,423)	(281,995)	(111,459)
Net decrease	(338,859)	(537,242)	(2,216,668)	(117,142)	(140,186)	(74,399)

Proceeds from shares sold	$746,599	$4,125,563	$4,014,015	$771,726	$3,873,026	$884,158
Proceeds from shares issued in reinvestment of distributions	200,450	146,050	4,625	554,064	103,051	7,570
	947,049	4,271,613	4,018,640	1,325,790	3,976,077	891,728
Cost of shares redeemed	(7,535,725)	(7,273,158)	(6,235,308)	(4,501,616)	(7,769,769)	(2,725,041)
Net decrease	$(6,588,676)	$(3,001,545)	$(2,216,668)	$(3,175,826)	$(3,793,692)	$(1,833,313)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Six months ended June 30, 2012 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	56,856	618,578	1,456,767	142,493	79,780	108,837
Shares issued in reinvestment of distributions	–	32,007	4,601	–	3,558	925
	56,856	650,585	1,461,368	142,493	83,338	109,762
Shares redeemed	(550,355)	(997,232)	(4,492,823)	(358,207)	(300,340)	(94,709)
Net increase (decrease)	(493,499)	(346,647)	(3,031,455)	(215,714)	(217,002)	15,053

Proceeds from shares sold	$1,149,042	$3,444,889	$1,456,767	$3,634,542	$2,197,959	$2,966,472
Proceeds from shares issued in reinvestment of distributions	–	178,388	4,601	–	102,344	26,044
	1,149,042	3,623,277	1,461,368	3,634,542	2,300,303	2,992,516
Cost of shares redeemed	(11,112,957)	(5,553,883)	(4,492,823)	(8,971,197)	(8,198,348)	(2,607,893)
Net increase (decrease)	$(9,963,915)	$(1,930,606)	$(3,031,455)	$(5,336,655)	$(5,898,045)	$384,623

Class C	Year ended December 31, 2011
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	216,426	1,826,413	12,133,901	342,475	392,251	90,891
Shares issued in reinvestment of distributions	82,522	69,236	3,010	195,375	23,017	5,318
	298,948	1,895,649	12,136,911	537,850	415,268	96,209
Shares redeemed	(1,417,564)	(2,915,948)	(10,408,603)	(774,974)	(763,404)	(337,304)
Net increase (decrease)	(1,118,616)	(1,020,299)	1,728,308	(237,124)	(348,136)	(241,095)

Proceeds from shares sold	$4,318,363	$10,261,979	$12,133,901	$9,517,299	$10,978,346	$2,238,645
Proceeds from shares issued in reinvestment of distributions	1,562,150	388,653	3,010	4,458,451	608,181	129,366
	5,880,513	10,650,632	12,136,911	13,975,750	11,586,527	2,368,011
Cost of shares redeemed	(28,648,394)	(16,360,280)	(10,408,603)	(20,754,050)	(21,028,155)	(8,191,463)
Net increase (decrease)	$(22,767,881)	$(5,709,648)	$1,728,308	$(6,778,300)	$(9,441,628)	$(5,823,452)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended June 30, 2012 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	1,076,034	3,802,900	874,427	162,572	44,467	100,821
Shares issued in reinvestment of distributions	–	44,777	990	–	3,477	2,443
	1,076,034	3,847,677	875,417	162,572	47,944	103,264
Shares redeemed	(4,615,099)	(133,986)	(547,380)	(156,290)	(143,607)	(112,757)
Net increase (decrease)	(3,539,065)	3,713,691	328,037	6,282	(95,663)	(9,493)

Proceeds from shares sold	$24,882,742	$21,402,783	$874,427	$4,855,855	$1,215,049	$2,785,761
Proceeds from shares issued in reinvestment of distributions	–	251,191	990	–	99,922	69,673
	24,882,742	21,653,974	875,417	4,855,855	1,314,971	2,855,434
Cost of shares redeemed	(105,127,319)	(752,453)	(547,380)	(4,603,271)	(3,945,432)	(3,164,797)
Net increase (decrease)	$(80,244,577)	$20,901,521	$328,037	$252,584	$(2,630,461)	$(309,363)

Class Y	Year ended December 31, 2011
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	6,361,278	907,893	1,225,124	609,801	462,903	177,140
Shares issued in reinvestment of distributions	225,999	16,662	630	84,297	19,011	11,384
	6,587,277	924,555	1,225,754	694,098	481,914	188,524
Shares redeemed	(6,596,097)	(850,243)	(854,791)	(354,708)	(581,862)	(243,798)
Net increase (decrease)	(8,820)	74,312	370,963	339,390	(99,948)	(55,274)

Proceeds from shares sold	$148,508,858	$5,137,234	$1,225,124	$20,076,520	$13,481,404	$4,400,140
Proceeds from shares issued in reinvestment of distributions	4,879,322	94,181	630	2,250,738	509,190	280,218
	153,388,180	5,231,415	1,225,754	22,327,258	13,990,594	4,680,358
Cost of shares redeemed	(150,763,579)	(4,803,786)	(854,791)	(11,092,524)	(16,255,749)	(6,067,264)
Net increase (decrease)	$2,624,601	$427,629	$370,963	$11,234,734	$(2,265,155)	$(1,386,906)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. At June 30, 2012, Davis Financial Fund had no borrowings outstanding. During the six months ended June 30, 2012, the average daily loan balance was $167,995 at an average interest rate of 1.39%. Davis Financial Fund had gross borrowings and gross repayments of $8,087,000 during the six months ended June 30, 2012. The maximum amount of borrowings outstanding at any month end was $1,515,000 during the six months ended June 30, 2012. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2012.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”), received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended June 30, 2012 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Commissions retained by Underwriter	$5,857	$2,660	$12,898	$6,039	$18,663
Commissions re-allowed to investment dealers	31,058	13,717	72,626	32,753	105,790
Total commissions earned on sales of Class A shares	$36,915	$16,377	$85,524	$38,792	$124,453

Class A service fee	$269,615	$84,935	$343,780	$261,167	$220,930

Class B Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Six months ended June 30, 2012 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$43,508	$37,289	$23,630	$49,082	$16,033
Service fees	14,430	12,355	7,791	16,307	5,288
Commission advances by the Distributor
on the sale of Class B shares	4,024	5,425	4,931	5,913	8,118
Contingent deferred sales charges received by the
Distributor from Class B shares	7,558	9,158	6,004	10,715	2,773

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares of Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended June 30, 2012 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$326,084	$102,377	$204,271	$263,141	$107,953
Service fees	108,695	34,125	68,090	87,714	35,984
Commission advances by the Distributor
on the sale of Class C shares	7,906	7,059	30,600	12,443	19,834
Contingent deferred sales charges received by the
Distributor from Class C shares	1,448	454	3,270	1,429	1,844

Davis Government Money Market Fund - All classes of shares of Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 8 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $15,802,954 or 3.75% of the Fund’s net assets as of June 30, 2012. The aggregate value of restricted securities in Davis Financial Fund amounted to $41,038,202 or 8.20% of the Fund’s net assets as of June 30, 2012.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2012
Davis Opportunity
Fund	Oaktree Capital Group LLC, Class A	05/21/07	452,677	$30.21	$34.91

Davis Financial
Fund	Oaktree Capital Group LLC, Class A	05/21/07	972,000	$21.03	$34.91

Davis Financial
Fund	SKBHC Holdings LLC	11/08/10	1,604	$4,867.13	$4,430.70

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2012d	$21.16	$0.10e	$0.88	$0.98
Year ended December 31, 2011	$22.57	$0.20e	$(1.02)	$(0.82)
Year ended December 31, 2010	$20.08	$0.24e	$2.54	$2.78
Year ended December 31, 2009	$13.92	$0.09e	$6.15	$6.24
Year ended December 31, 2008	$25.19	$0.09e	$(11.35)	$(11.26)
Year ended December 31, 2007	$27.52	$0.05e	$(0.43)	$(0.38)
Davis Opportunity Fund Class B:
Six months ended June 30, 2012d	$18.13	$(0.01)e	$0.76	$0.75
Year ended December 31, 2011	$19.34	$(0.01)e	$(0.88)	$(0.89)
Year ended December 31, 2010	$17.21	$0.05e	$2.17	$2.22
Year ended December 31, 2009	$12.00	$(0.05)e	$5.26	$5.21
Year ended December 31, 2008	$21.89	$(0.07)e	$(9.82)	$(9.89)
Year ended December 31, 2007	$24.17	$(0.15)e	$(0.36)	$(0.51)
Davis Opportunity Fund Class C:
Six months ended June 30, 2012d	$19.08	$0.01e	$0.79	$0.80
Year ended December 31, 2011	$20.34	$0.02e	$(0.92)	$(0.90)
Year ended December 31, 2010	$18.10	$0.07e	$2.29	$2.36
Year ended December 31, 2009	$12.60	$(0.03)e	$5.53	$5.50
Year ended December 31, 2008	$22.97	$(0.05)e	$(10.32)	$(10.37)
Year ended December 31, 2007	$25.27	$(0.15)e	$(0.38)	$(0.53)
Davis Opportunity Fund Class Y:
Six months ended June 30, 2012d	$21.77	$0.12e	$0.91	$1.03
Year ended December 31, 2011	$23.22	$0.27e	$(1.06)	$(0.79)
Year ended December 31, 2010	$20.65	$0.30e	$2.63	$2.93
Year ended December 31, 2009	$14.31	$0.15e	$6.33	$6.48
Year ended December 31, 2008	$25.94	$0.17e	$(11.73)	$(11.56)
Year ended December 31, 2007	$28.29	$0.13e	$(0.44)	$(0.31)
Davis Government Bond Fund Class A:
Six months ended June 30, 2012d	$5.60	$0.07	$(0.05)	$0.02
Year ended December 31, 2011	$5.62	$0.13	$(0.02)	$0.11
Year ended December 31, 2010	$5.66	$0.15	$(0.04)	$0.11
Year ended December 31, 2009	$5.65	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.60	$0.19	$0.05	$0.24
Year ended December 31, 2007	$5.52	$0.21	$0.08	$0.29
Davis Government Bond Fund Class B:
Six months ended June 30, 2012d	$5.58	$0.04	$(0.05)	$(0.01)
Year ended December 31, 2011	$5.60	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.65	$0.10	$(0.05)	$0.05
Year ended December 31, 2009	$5.64	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.58	$0.15	$0.06	$0.21
Year ended December 31, 2007	$5.51	$0.17	$0.07	$0.24

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$22.14	4.63%	$230,163	1.03%f	1.03%f	0.85%f	16%
$(0.59)	$–	$–	$(0.59)	$21.16	(3.63)%	$235,743	1.02%	1.02%	0.90%	53%
$(0.29)	$–	$–	$(0.29)	$22.57	13.92%g	$296,880	1.05%	1.05%	1.18%	24%
$(0.08)	$–	$–	$(0.08)	$20.08	44.81%	$319,877	1.17%	1.17%	0.56%	24%
$–	$–	$(0.01)	$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%	29%
$(0.18)	$(1.77)	$–	$(1.95)	$25.19	(1.42)%	$676,995	1.06%	1.06%	0.16%	37%

$–	$–	$–	$–	$18.88	4.14%	$10,206	2.02%f	2.02%f	(0.14)%f	16%
$(0.32)	$–	$–	$(0.32)	$18.13	(4.61)%	$12,228	1.98%	1.98%	(0.06)%	53%
$(0.09)	$–	$–	$(0.09)	$19.34	12.91%g	$19,593	1.99%	1.99%	0.24%	24%
$–	$–	$–	$–	$17.21	43.42%	$23,525	2.11%	2.11%	(0.38)%	24%
$–	$–	$–	$–	$12.00	(45.18)%	$21,951	2.00%	2.00%	(0.38)%	29%
$–	$(1.77)	$–	$(1.77)	$21.89	(2.15)%	$60,386	1.85%	1.85%	(0.63)%	37%

$–	$–	$–	$–	$19.88	4.19%	$81,556	1.83%f	1.83%f	0.05%f	16%
$(0.36)	$–	$–	$(0.36)	$19.08	(4.40)%	$87,674	1.82%	1.82%	0.10%	53%
$(0.12)	$–	$–	$(0.12)	$20.34	13.06%g	$116,235	1.84%	1.84%	0.39%	24%
$–	$–	$–	$–	$18.10	43.65%	$131,972	1.96%	1.96%	(0.23)%	24%
$–	$–	$–	$–	$12.60	(45.15)%	$119,676	1.91%	1.91%	(0.29)%	29%
$–	$(1.77)	$–	$(1.77)	$22.97	(2.14)%	$287,054	1.81%	1.81%	(0.59)%	37%

$–	$–	$–	$–	$22.80	4.73%	$99,313	0.80%f	0.80%f	1.08%f	16%
$(0.66)	$–	$–	$(0.66)	$21.77	(3.38)%	$171,853	0.77%	0.77%	1.15%	53%
$(0.36)	$–	$–	$(0.36)	$23.22	14.31%g	$183,554	0.75%	0.75%	1.48%	24%
$(0.14)	$–	$–	$(0.14)	$20.65	45.31%	$78,231	0.81%	0.81%	0.92%	24%
$–	$–	$(0.07)	$(0.07)	$14.31	(44.54)%	$42,119	0.85%	0.85%	0.77%	29%
$(0.27)	$(1.77)	$–	$(2.04)	$25.94	(1.13)%	$78,537	0.78%	0.78%	0.44%	37%

$(0.07)	$–	$–	$(0.07)	$5.55	0.29%	$101,005	0.67%f	0.67%f	2.39%f	10%
$(0.13)	$–	$–	$(0.13)	$5.60	2.01%	$108,955	0.74%	0.74%	1.49%	27%
$(0.15)	$–	$–	$(0.15)	$5.62	1.95%	$112,118	0.75%	0.75%	2.00%	33%
$(0.18)	$–	$–	$(0.18)	$5.66	3.37%	$100,617	0.72%	0.72%	2.78%	48%
$(0.19)	$–	$–	$(0.19)	$5.65	4.38%	$91,852	0.87%	0.87%	3.29%	67%
$(0.21)	$–	$–	$(0.21)	$5.60	5.45%	$27,224	1.03%	1.03%	3.95%	60%

$(0.04)	$–	$–	$(0.04)	$5.53	(0.20)%	$9,347	1.62%f	1.62%f	1.44%f	10%
$(0.08)	$–	$–	$(0.08)	$5.58	1.09%	$10,970	1.66%	1.66%	0.57%	27%
$(0.10)	$–	$–	$(0.10)	$5.60	0.84%	$14,021	1.65%	1.65%	1.10%	33%
$(0.13)	$–	$–	$(0.13)	$5.65	2.42%	$16,322	1.65%	1.65%	1.85%	48%
$(0.15)	$–	$–	$(0.15)	$5.64	3.77%	$16,442	1.69%	1.69%	2.47%	67%
$(0.17)	$–	$–	$(0.17)	$5.58	4.49%	$10,402	1.77%	1.77%	3.21%	60%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2012d	$5.60	$0.04	$(0.05)	$(0.01)
Year ended December 31, 2011	$5.62	$0.08	$(0.02)	$0.06
Year ended December 31, 2010	$5.66	$0.10	$(0.04)	$0.06
Year ended December 31, 2009	$5.65	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.60	$0.15	$0.05	$0.20
Year ended December 31, 2007	$5.52	$0.17	$0.08	$0.25
Davis Government Bond Fund Class Y:
Six months ended June 30, 2012d	$5.64	$0.07	$(0.05)	$0.02
Year ended December 31, 2011	$5.66	$0.14	$(0.02)	$0.12
Year ended December 31, 2010	$5.70	$0.16	$(0.04)	$0.12
Year ended December 31, 2009	$5.69	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.64	$0.20	$0.05	$0.25
Year ended December 31, 2007	$5.57	$0.22	$0.07	$0.29
Davis Government Money Market Fund Class A, B, C, & Y:
Six months ended June 30, 2012d	$1.000	$–h	$–	$–h
Year ended December 31, 2011	$1.000	$–h	$–	$–h
Year ended December 31, 2010	$1.000	$–h	$–	$–h
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.022	$–	$0.022
Year ended December 31, 2007	$1.000	$0.046	$–	$0.046
Davis Financial Fund Class A:
Six months ended June 30, 2012d	$26.36	$0.15e	$2.48	$2.63
Year ended December 31, 2011	$31.76	$0.27e	$(3.17)	$(2.90)
Year ended December 31, 2010	$28.76	$0.23e	$3.00	$3.23
Year ended December 31, 2009	$19.72	$0.12e	$8.96	$9.08
Year ended December 31, 2008	$40.71	$0.16e	$(19.02)	$(18.86)
Year ended December 31, 2007	$47.48	$0.20	$(2.56)	$(2.36)
Davis Financial Fund Class B:
Six months ended June 30, 2012d	$22.35	$(0.02)e	$2.12	$2.10
Year ended December 31, 2011	$27.27	$(0.06)e	$(2.72)	$(2.78)
Year ended December 31, 2010	$24.79	$(0.08)e	$2.56	$2.48
Year ended December 31, 2009	$17.17	$(0.11)e	$7.73	$7.62
Year ended December 31, 2008	$36.03	$(0.14)e	$(16.75)	$(16.89)
Year ended December 31, 2007	$42.82	$(0.20)e	$(2.28)	$(2.48)
Davis Financial Fund Class C:
Six months ended June 30, 2012d	$23.06	$0.01e	$2.18	$2.19
Year ended December 31, 2011	$28.05	$(0.01)e	$(2.78)	$(2.79)
Year ended December 31, 2010	$25.44	$(0.03)e	$2.64	$2.61
Year ended December 31, 2009	$17.58	$(0.08)e	$7.94	$7.86
Year ended December 31, 2008	$36.77	$(0.11)e	$(17.11)	$(17.22)
Year ended December 31, 2007	$43.58	$(0.18)e	$(2.32)	$(2.50)

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.04)	$–	$–	$(0.04)	$5.55	(0.15)%	$26,554	1.56%f	1.56%f	1.50%f	10%
$(0.08)	$–	$–	$(0.08)	$5.60	1.16%	$28,729	1.59%	1.59%	0.64%	27%
$(0.10)	$–	$–	$(0.10)	$5.62	1.10%	$34,572	1.56%	1.56%	1.19%	33%
$(0.13)	$–	$–	$(0.13)	$5.66	2.49%	$40,882	1.58%	1.58%	1.92%	48%
$(0.15)	$–	$–	$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%	67%
$(0.17)	$–	$–	$(0.17)	$5.60	4.66%	$14,754	1.75%	1.75%	3.23%	60%

$(0.07)	$–	$–	$(0.07)	$5.59	0.40%	$24,559	0.44%f	0.44%f	2.62%f	10%
$(0.14)	$–	$–	$(0.14)	$5.64	2.16%	$3,821	0.60%	0.60%	1.63%	27%
$(0.16)	$–	$–	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%
$(0.18)	$–	$–	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%
$(0.20)	$–	$–	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	67%
$(0.22)	$–	$–	$(0.22)	$5.64	5.32%	$410	0.99%	0.99%	3.99%	60%

$–h	$–	$–	$–h	$1.000	0.04%	$260,563	0.64%f	0.10%f	0.08%f	NA
$–h	$–	$–	$–h	$1.000	0.03%	$240,424	0.63%	0.12%	0.03%	NA
$–h	$–	$–	$–h	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA
$(0.022)	$–	$–	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA
$(0.046)	$–	$–	$(0.046)	$1.000	4.69%	$596,446	0.55%	0.55%	4.59%	NA

$–	$–	$–	$–	$28.99	9.98%	$412,964	0.93%f	0.93%f	1.02%f	5%
$(0.47)	$(2.03)	$–	$(2.50)	$26.36	(9.02)%	$377,885	0.91%	0.91%	0.87%	12%
$(0.23)	$–	$–	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%
$(0.04)	$–	$–	$(0.04)	$28.76	46.02%i	$584,626	1.05%	1.05%	0.51%	9%
$(0.16)	$(1.97)	$–	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9%
$(0.10)	$(4.31)	$–	$(4.41)	$40.71	(5.31)%	$740,235	0.97%	0.97%	0.44%	15%

$–	$–	$–	$–	$24.45	9.40%	$5,853	2.12%f	2.12%f	(0.17)%f	5%
$(0.11)	$(2.03)	$–	$(2.14)	$22.35	(10.09)%	$6,483	2.02%	2.02%	(0.24)%	12%
$–	$–	$–	$–	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%
$–	$–	$–	$–	$24.79	44.38%i	$14,397	2.19%	2.19%	(0.63)%	9%
$–	$(1.97)	$–	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9%
$–	$(4.31)	$–	$(4.31)	$36.03	(6.17)%	$50,341	1.87%	1.87%	(0.46)%	15%

$–	$–	$–	$–	$25.25	9.50%	$52,430	1.85%f	1.85%f	0.10%f	5%
$(0.17)	$(2.03)	$–	$(2.20)	$23.06	(9.85)%	$52,859	1.81%	1.81%	(0.03)%	12%
$–	$–	$–	$–	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%
$–	$–	$–	$–	$25.44	44.71%i	$74,530	1.95%	1.95%	(0.39)%	9%
$–	$(1.97)	$–	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9%
$–	$(4.31)	$–	$(4.31)	$36.77	(6.10)%	$87,216	1.83%	1.83%	(0.42)%	15%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2012d	$27.00	$0.18e	$2.54	$2.72
Year ended December 31, 2011	$32.48	$0.30e	$(3.22)	$(2.92)
Year ended December 31, 2010	$29.40	$0.25e	$3.09	$3.34
Year ended December 31, 2009	$20.16	$0.14e	$9.16	$9.30
Year ended December 31, 2008	$41.57	$0.20e	$(19.44)	$(19.24)
Year ended December 31, 2007	$48.38	$0.28	$(2.61)	$(2.33)
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2012d	$25.54	$0.21e	$1.17	$1.38
Year ended December 31, 2011	$28.08	$0.45e	$(2.53)	$(2.08)
Year ended December 31, 2010	$23.70	$0.40e	$4.38	$4.78
Year ended December 31, 2009	$16.15	$0.38e	$7.58	$7.96
Year ended December 31, 2008	$28.21	$0.54e	$(12.06)	$(11.52)
Year ended December 31, 2007	$29.71	$0.61	$(0.18)	$0.43
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2012d	$25.27	$0.08e	$1.16	$1.24
Year ended December 31, 2011	$27.78	$0.19e	$(2.49)	$(2.30)
Year ended December 31, 2010	$23.44	$0.16e	$4.35	$4.51
Year ended December 31, 2009	$15.98	$0.20e	$7.49	$7.69
Year ended December 31, 2008	$27.90	$0.33e	$(11.92)	$(11.59)
Year ended December 31, 2007	$29.40	$0.38e	$(0.21)	$0.17
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2012d	$25.67	$0.10e	$1.17	$1.27
Year ended December 31, 2011	$28.22	$0.22e	$(2.53)	$(2.31)
Year ended December 31, 2010	$23.81	$0.19e	$4.42	$4.61
Year ended December 31, 2009	$16.24	$0.23e	$7.59	$7.82
Year ended December 31, 2008	$28.34	$0.35e	$(12.10)	$(11.75)
Year ended December 31, 2007	$29.84	$0.38e	$(0.20)	$0.18
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2012d	$25.65	$0.24e	$1.17	$1.41
Year ended December 31, 2011	$28.21	$0.51e	$(2.55)	$(2.04)
Year ended December 31, 2010	$23.80	$0.44e	$4.43	$4.87
Year ended December 31, 2009	$16.22	$0.44e	$7.60	$8.04
Year ended December 31, 2008	$28.33	$0.61e	$(12.11)	$(11.50)
Year ended December 31, 2007	$29.84	$0.72e	$(0.22)	$0.50
Davis Real Estate Fund Class A:
Six months ended June 30, 2012d	$25.31	$0.31e	$3.27	$3.58
Year ended December 31, 2011	$23.38	$0.31e	$1.94	$2.25
Year ended December 31, 2010	$19.79	$0.30e	$3.65	$3.95
Year ended December 31, 2009	$15.29	$0.39e	$4.35	$4.74
Year ended December 31, 2008	$30.50	$0.42e	$(14.70)	$(14.28)
Year ended December 31, 2007	$46.42	$0.81e	$(7.45)	$(6.64)

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$29.72	10.07%	$29,481	0.74%f	0.74%f	1.21%f	5%
$(0.53)	$(2.03)	$–	$(2.56)	$27.00	(8.90)%	$26,607	0.75%	0.75%	1.03%	12%
$(0.26)	$–	$–	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%
$(0.06)	$–	$–	$(0.06)	$29.40	46.13%i	$15,478	0.95%	0.95%	0.61%	9%
$(0.20)	$(1.97)	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9%
$(0.17)	$(4.31)	$–	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%	15%

$(0.10)	$–	$–	$(0.10)	$26.82	5.38%	$251,949	0.95%f	0.95%f	1.55%f	5%
$(0.46)	$–	$–	$(0.46)	$25.54	(7.45)%	$269,626	0.93%	0.93%	1.61%	20%
$(0.40)	$–	$–	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%
$(0.41)	$–	$–	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%
$(0.54)	$–	$–	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	28%
$(0.60)	$(1.33)	$–	$(1.93)	$28.21	1.30%	$567,728	1.01%	1.01%	2.04%	23%

$(0.04)	$–	$–	$(0.04)	$26.47	4.88%	$11,684	1.88%f	1.88%f	0.62%f	5%
$(0.21)	$–	$–	$(0.21)	$25.27	(8.31)%	$13,604	1.84%	1.84%	0.70%	20%
$(0.17)	$–	$–	$(0.17)	$27.78	19.31%	$18,850	1.85%	1.85%	0.67%	20%
$(0.23)	$–	$–	$(0.23)	$23.44	48.28%	$19,801	1.99%	1.99%	1.05%	15%
$(0.33)	$–	$–	$(0.33)	$15.98	(41.92)%	$16,891	1.93%	1.93%	1.38%	28%
$(0.34)	$(1.33)	$–	$(1.67)	$27.90	0.46%	$44,099	1.84%	1.84%	1.21%	23%

$(0.04)	$–	$–	$(0.04)	$26.90	4.95%	$66,228	1.75%f	1.75%f	0.75%f	5%
$(0.24)	$–	$–	$(0.24)	$25.67	(8.21)%	$68,768	1.74%	1.74%	0.80%	20%
$(0.20)	$–	$–	$(0.20)	$28.22	19.43%	$85,427	1.76%	1.76%	0.76%	20%
$(0.25)	$–	$–	$(0.25)	$23.81	48.36%	$87,739	1.89%	1.89%	1.15%	15%
$(0.35)	$–	$–	$(0.35)	$16.24	(41.85)%	$79,699	1.87%	1.87%	1.44%	28%
$(0.35)	$(1.33)	$–	$(1.68)	$28.34	0.50%	$169,456	1.80%	1.80%	1.25%	23%

$(0.11)	$–	$–	$(0.11)	$26.95	5.48%	$24,229	0.75%f	0.75%f	1.75%f	5%
$(0.52)	$–	$–	$(0.52)	$25.65	(7.30)%	$25,514	0.74%	0.74%	1.80%	20%
$(0.46)	$–	$–	$(0.46)	$28.21	20.66%	$30,878	0.73%	0.73%	1.79%	20%
$(0.46)	$–	$–	$(0.46)	$23.80	50.05%	$46,112	0.80%	0.80%	2.24%	15%
$(0.61)	$–	$–	$(0.61)	$16.22	(41.25)%	$49,314	0.79%	0.79%	2.52%	28%
$(0.68)	$(1.33)	$–	$(2.01)	$28.33	1.55%	$105,327	0.75%	0.74%	2.31%	23%

$(0.08)	$–	$–	$(0.08)	$28.81	14.15%	$205,755	0.99%f	0.99%f	2.26%f	31%
$(0.32)	$–	$–	$(0.32)	$25.31	9.69%	$180,770	1.08%	1.08%	1.26%	68%
$(0.36)	$–	$–	$(0.36)	$23.38	20.09%	$246,372	1.11%	1.11%	1.36%	43%
$(0.24)	$–	$–	$(0.24)	$19.79	31.72%	$233,995	1.35%	1.35%	2.55%	64%
$(0.09)	$(0.51)	$(0.33)	$(0.93)	$15.29	(46.89)%	$202,878	1.23%	1.23%	1.62%	44%
$(0.58)	$(8.70)	$–	$(9.28)	$30.50	(14.87)%	$460,644	1.08%	1.08%	1.84%	46%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2012d	$24.98	$0.14e	$3.24	$3.38
Year ended December 31, 2011	$23.08	$0.03e	$1.91	$1.94
Year ended December 31, 2010	$19.55	$0.08e	$3.57	$3.65
Year ended December 31, 2009	$15.13	$0.22e	$4.32	$4.54
Year ended December 31, 2008	$30.29	$0.21e	$(14.63)	$(14.42)
Year ended December 31, 2007	$46.16	$0.53e	$(7.46)	$(6.93)
Davis Real Estate Fund Class C:
Six months ended June 30, 2012d	$25.31	$0.19e	$3.28	$3.47
Year ended December 31, 2011	$23.38	$0.10e	$1.95	$2.05
Year ended December 31, 2010	$19.80	$0.12e	$3.64	$3.76
Year ended December 31, 2009	$15.32	$0.27e	$4.36	$4.63
Year ended December 31, 2008	$30.63	$0.24e	$(14.79)	$(14.55)
Year ended December 31, 2007	$46.56	$0.52e	$(7.50)	$(6.98)
Davis Real Estate Fund Class Y:
Six months ended June 30, 2012d	$25.64	$0.34e	$3.32	$3.66
Year ended December 31, 2011	$23.69	$0.36e	$1.98	$2.34
Year ended December 31, 2010	$20.05	$0.33e	$3.75	$4.08
Year ended December 31, 2009	$15.46	$0.46e	$4.41	$4.87
Year ended December 31, 2008	$30.82	$0.50e	$(14.85)	$(14.35)
Year ended December 31, 2007	$46.81	$0.92e	$(7.47)	$(6.55)

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$– j	$–	$–	$–j	$28.36	13.55%	$4,195	2.15%f	2.15%f	1.10%f	31%
$(0.04)	$–	$–	$(0.04)	$24.98	8.42%	$4,252	2.19%	2.19%	0.15%	68%
$(0.12)	$–	$–	$(0.12)	$23.08	18.73%	$5,645	2.20%	2.20%	0.27%	43%
$(0.12)	$–	$–	$(0.12)	$19.55	30.38%	$6,616	2.46%	2.46%	1.44%	64%
$(0.05)	$(0.51)	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%	44%
$(0.24)	$(8.70)	$–	$(8.94)	$30.29	(15.52)%	$24,872	1.87%	1.87%	1.05%	46%

$(0.03)	$–	$–	$(0.03)	$28.75	13.69%	$30,424	1.88%f	1.88%f	1.37%f	31%
$(0.12)	$–	$–	$(0.12)	$25.31	8.80%	$26,408	1.89%	1.89%	0.45%	68%
$(0.18)	$–	$–	$(0.18)	$23.38	19.07%	$30,034	1.92%	1.92%	0.55%	43%
$(0.15)	$–	$–	$(0.15)	$19.80	30.70%	$29,222	2.18%	2.18%	1.72%	64%
$(0.05)	$(0.51)	$(0.20)	$(0.76)	$15.32	(47.33)%	$28,789	2.00%	2.00%	0.85%	44%
$(0.25)	$(8.70)	$–	$(8.95)	$30.63	(15.48)%	$73,594	1.84%	1.84%	1.08%	46%

$(0.10)	$–	$–	$(0.10)	$29.20	14.28%	$20,913	0.78%f	0.78%f	2.48%f	31%
$(0.39)	$–	$–	$(0.39)	$25.64	9.97%	$18,605	0.79%	0.79%	1.55%	68%
$(0.44)	$–	$–	$(0.44)	$23.69	20.52%	$18,498	0.77%	0.77%	1.70%	43%
$(0.28)	$–	$–	$(0.28)	$20.05	32.37%	$25,947	0.92%	0.92%	2.98%	64%
$(0.10)	$(0.51)	$(0.40)	$(1.01)	$15.46	(46.75)%	$29,282	0.89%	0.89%	1.96%	44%
$(0.74)	$(8.70)	$–	$(9.44)	$30.82	(14.58)%	$57,995	0.75%	0.75%	2.17%	46%

f	Annualized.
g
Davis Opportunity Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future.

h	Less than $0.0005 per share.
i
Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance, adding approximately 1% to the Fund's total return in 2009. This was a one-time event that is unlikely to be repeated.

j	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review.  The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances.  Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor.  The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds.  The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.  In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements.  They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund’s Class A shares had under-performed its benchmark, the Russell 3000® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one- and five-year time periods and out-performed over the three- and ten-year time periods, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed both the Russell 3000®  Index and its peer group in 4 of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund out-performed both the Index and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011. Davis Advisors began active daily management of the Davis Opportunity Fund on January 1, 1999. From May 1, 1984, until December 31, 1998, Davis Advisors had a sub-advisor that handled the active daily management of the fund.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Opportunity Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund’s Class A shares had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, five-, and ten-year time periods and out-performed over the three-year time period, all ended February 29, 2012. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 11 of the 16 rolling five-year time frames and its peer group in 9 of the 16 rolling five-year time frames ended December 31 for each year from 1996 through 2011. The Fund out-performed the Standard & Poor’s 500® Index in 10 of  the 11 rolling ten-year time frames and its peer group in 5 of the 11 rolling ten-year time frames ended December 31 for each year from 2001 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund’s Class A shares had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed both the Wilshire U.S. Real Estate Securities Index and its peer group in 3 of the 13 rolling five-year time frames ended December 31 for each year from 1999 through 2011. The Fund under-performed the Index and its peer group in all of the 8 rolling ten-year time frames ended December 31 for each year from 2004 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for the Davis Real Estate Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund’s Class A shares had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and five-year time periods and out-performed over the three- and ten-year time periods, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one- and five-year time periods and out-performed over the three- and ten-year time periods, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 8 of the 15 rolling five-year time frames and its peer group in 9 of the 15 rolling five-year time frames ended December 31 for each year from 1997 through 2011. The Fund out-performed the Standard & Poor’s 500® Index in 7 of the 10 rolling ten-year time frames and its peer group in 8 of the 10 rolling ten-year time frames ended December 31 for each year from 2002 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Appreciation & Income Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund’s Class A shares had out-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one- and three-year time periods and under-performed over the five- and ten-year time periods, all ended February 29, 2012. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, five-, and ten-year time periods and under-performed over the three-year time period, all ended December 31, 2011. The Independent Directors noted that the Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 13 rolling five-year time frames and its peer group in 7 of the 13 rolling five-year time frames ended December 31 for each year from 1999 through 2011. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 8 rolling ten-year time frames and its peer group in 5 of the 8 rolling ten-year time frames ended December 31 for each year from 2004 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Bond Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Government Money Market Fund

The Independent Directors noted that a report produced by an independent service provider indicated that Davis Government Money Market Fund’s Class A shares out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011.

The Independent Directors considered the contractual advisory fee, noting that it was above the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider. The Independent Directors also noted that the Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2013. The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. In addition, Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Form N-Q and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 7, 2012

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 7, 2012